JPMorgan Short Duration Bond Fund
Schedule of Portfolio Investments as of May 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.
JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — 33.9%
Aerospace & Defense — 0.6%
Boeing Co. (The)
1.43%, 2/4/2024	20,280	19,531
4.88%, 5/1/2025	29,594	29,947
Leidos, Inc. 2.95%, 5/15/2023	4,150	4,140
		53,618
Automobiles — 1.8%
BMW US Capital LLC (Germany) 3.80%, 4/6/2023 (a)	16,490	16,638
Daimler Finance North America LLC (Germany)
0.75%, 3/1/2024 (a)	20,000	19,179
2.70%, 6/14/2024 (a)	6,150	6,079
General Motors Co.
4.88%, 10/2/2023	2,275	2,318
6.13%, 10/1/2025	18,140	19,201
Hyundai Capital America
3.00%, 6/20/2022 (a)	1,445	1,445
2.85%, 11/1/2022 (a)	7,987	7,980
2.38%, 2/10/2023 (a)	7,302	7,253
5.75%, 4/6/2023 (a)	7,500	7,638
1.80%, 10/15/2025 (a)	8,440	7,810
1.30%, 1/8/2026 (a)	5,075	4,571
3.00%, 2/10/2027 (a)	5,806	5,450
Nissan Motor Acceptance Co. LLC 1.85%, 9/16/2026 (a)	15,360	13,402
Nissan Motor Co. Ltd. (Japan) 3.52%, 9/17/2025 (a)	21,920	21,205
Volkswagen Group of America Finance LLC (Germany)
3.13%, 5/12/2023 (a)	2,359	2,362
4.25%, 11/13/2023 (a)	7,520	7,622
		150,153
Banks — 14.7%
ABN AMRO Bank NV (Netherlands) 4.75%, 7/28/2025 (a)	9,191	9,299
AIB Group plc (Ireland)
4.75%, 10/12/2023 (a)	11,415	11,497
(ICE LIBOR USD 3 Month + 1.87%), 4.26%, 4/10/2025 (a) (b)	14,465	14,399
Australia & New Zealand Banking Group Ltd. (Australia) 4.50%, 3/19/2024 (a)	1,000	1,010
Banco Bilbao Vizcaya Argentaria SA (Spain) 0.88%, 9/18/2023	21,200	20,559
Banco Santander SA (Spain)
2.71%, 6/27/2024	15,000	14,763
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.45%), 0.70%, 6/30/2024 (b)	21,200	20,579
2.75%, 5/28/2025	4,400	4,233
5.18%, 11/19/2025	16,800	17,161
Bank of America Corp.
(ICE LIBOR USD 3 Month + 0.79%), 3.00%, 12/20/2023 (b)	25,285	25,278
(SOFR + 0.41%), 0.52%, 6/14/2024 (b)	16,264	15,797
(ICE LIBOR USD 3 Month + 0.94%), 3.86%, 7/23/2024 (b)	13,480	13,573
(SOFR + 0.69%), 1.47%, 4/22/2025 (b)	23,670	23,483
(SOFR + 0.91%), 0.98%, 9/25/2025 (b)	15,110	14,174
(SOFR + 1.15%), 1.32%, 6/19/2026 (b)	14,105	13,015

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Bank of Nova Scotia (The) (Canada)
2.00%, 11/15/2022	14,818	14,831
1.95%, 2/1/2023	2,285	2,277
Banque Federative du Credit Mutuel SA (France)
2.70%, 7/20/2022 (a)	6,000	6,007
2.13%, 11/21/2022 (a)	11,835	11,832
3.75%, 7/20/2023 (a)	1,480	1,491
Barclays plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.80%), 1.01%, 12/10/2024 (b)	14,600	13,992
(ICE LIBOR USD 3 Month + 1.61%), 3.93%, 5/7/2025 (b)	12,500	12,482
BNP Paribas SA (France)
3.38%, 1/9/2025 (a)	22,689	22,428
(ICE LIBOR USD 3 Month + 2.24%), 4.70%, 1/10/2025 (a) (b)	17,100	17,300
4.38%, 9/28/2025 (a)	4,883	4,895
(SOFR + 1.00%), 1.32%, 1/13/2027 (a) (b)	8,200	7,324
Canadian Imperial Bank of Commerce (Canada)
0.95%, 6/23/2023	4,480	4,389
(ICE LIBOR USD 3 Month + 0.79%), 2.61%, 7/22/2023 (b)	2,500	2,500
Citigroup, Inc.
2.70%, 10/27/2022	2,500	2,506
(ICE LIBOR USD 3 Month + 0.95%), 2.88%, 7/24/2023 (b)	26,966	26,973
(SOFR + 0.69%), 0.78%, 10/30/2024 (b)	12,175	11,705
(ICE LIBOR USD 3 Month + 0.90%), 3.35%, 4/24/2025 (b)	45,000	44,698
(SOFR + 2.84%), 3.11%, 4/8/2026 (b)	8,525	8,322
(SOFR + 0.77%), 1.12%, 1/28/2027 (b)	13,725	12,347
Cooperatieve Rabobank UA (Netherlands) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.73%), 1.00%, 9/24/2026 (a) (b)	10,550	9,582
Credit Agricole SA (France)
3.75%, 4/24/2023 (a)	8,885	8,937
4.38%, 3/17/2025 (a)	29,887	29,937
(SOFR + 1.68%), 1.91%, 6/16/2026 (a) (b)	12,090	11,267
Credit Suisse Group Funding Guernsey Ltd. (Switzerland) 3.80%, 9/15/2022	3,000	3,013
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.03%), 1.17%, 12/8/2023 (a) (b)	18,115	17,932
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (a) (b)	18,460	17,243
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.13%, 9/16/2026 (a) (b)	14,945	13,649
Federation des Caisses Desjardins du Quebec (Canada) 2.05%, 2/10/2025 (a)	4,430	4,229
HSBC Holdings plc (United Kingdom)
(ICE LIBOR USD 3 Month + 0.92%), 3.03%, 11/22/2023 (b)	6,364	6,369
(SOFR + 0.53%), 0.73%, 8/17/2024 (b)	25,530	24,646
(SOFR + 0.58%), 1.16%, 11/22/2024 (b)	14,555	14,030
(SOFR + 0.71%), 0.98%, 5/24/2025 (b)	7,325	6,913
(SOFR + 1.54%), 1.64%, 4/18/2026 (b)	15,272	14,217
(SOFR + 1.93%), 2.10%, 6/4/2026 (b)	11,950	11,230
ING Groep NV (Netherlands) 4.10%, 10/2/2023	16,770	17,003
Lloyds Bank plc (United Kingdom) 2.25%, 8/14/2022	600	600

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Lloyds Banking Group plc (United Kingdom)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.33%, 6/15/2023 (b)	6,845	6,845
4.05%, 8/16/2023	15,000	15,177
(ICE LIBOR USD 3 Month + 0.81%), 2.91%, 11/7/2023 (b)	25,124	25,098
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.70%, 5/11/2024 (b)	14,735	14,356
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.50%), 3.87%, 7/9/2025 (b)	5,850	5,853
4.58%, 12/10/2025	5,977	6,007
Mitsubishi UFJ Financial Group, Inc. (Japan)
2.62%, 7/18/2022	800	801
2.67%, 7/25/2022	3,535	3,541
3.76%, 7/26/2023	4,272	4,316
3.41%, 3/7/2024	2,970	2,980
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 0.85%, 9/15/2024 (b)	8,340	8,079
2.19%, 2/25/2025	13,695	13,163
1.41%, 7/17/2025	5,310	4,935
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.95%, 7/19/2025 (b)	27,160	25,608
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (a)	41,100	41,559
Mizuho Financial Group, Inc. (Japan)
2.60%, 9/11/2022	536	537
(ICE LIBOR USD 3 Month + 0.84%), 2.72%, 7/16/2023 (b)	5,022	5,023
(SOFR + 1.25%), 1.24%, 7/10/2024 (b)	21,195	20,698
(SOFR + 0.87%), 0.85%, 9/8/2024 (b)	6,315	6,108
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (b)	18,070	16,023
National Bank of Canada (Canada)
2.15%, 10/7/2022 (a)	3,890	3,889
2.10%, 2/1/2023	2,560	2,550
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.77%), 0.90%, 8/15/2023 (b)	3,750	3,735
NatWest Group plc (United Kingdom)
3.88%, 9/12/2023	7,780	7,825
4.80%, 4/5/2026	13,000	13,163
NatWest Markets plc (United Kingdom)
3.63%, 9/29/2022 (a)	15,000	15,069
2.38%, 5/21/2023 (a)	6,015	5,962
0.80%, 8/12/2024 (a)	12,455	11,696
Nordea Bank Abp (Finland)
4.25%, 9/21/2022 (a)	870	875
3.75%, 8/30/2023 (a)	1,115	1,124
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 0.79%), 1.09%, 3/15/2025 (b)	15,360	14,545
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.25%), 1.53%, 8/21/2026 (b)	5,660	5,169
Societe Generale SA (France)
4.25%, 9/14/2023 (a)	2,850	2,875
5.00%, 1/17/2024 (a)	14,000	14,196
3.88%, 3/28/2024 (a)	9,650	9,654
2.63%, 10/16/2024 (a)	17,970	17,498
2.63%, 1/22/2025 (a)	3,500	3,365
4.25%, 4/14/2025 (a)	13,088	13,073

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (a) (b)	8,500	8,010
4.25%, 8/19/2026 (a)	7,000	6,856
Standard Chartered plc (United Kingdom)
5.20%, 1/26/2024 (a)	2,110	2,153
(ICE LIBOR USD 3 Month + 1.08%), 3.89%, 3/15/2024 (a) (b)	12,805	12,828
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.78%), 0.99%, 1/12/2025 (a) (b)	24,444	23,327
(ICE LIBOR USD 3 Month + 1.56%), 3.79%, 5/21/2025 (a) (b)	8,000	7,945
Sumitomo Mitsui Financial Group, Inc. (Japan)
2.78%, 7/12/2022	3,010	3,013
4.44%, 4/2/2024 (a)	30,250	30,587
1.47%, 7/8/2025	20,905	19,507
Sumitomo Mitsui Trust Bank Ltd. (Japan)
0.85%, 3/25/2024 (a)	25,935	24,802
0.80%, 9/16/2024 (a)	21,271	20,018
Svenska Handelsbanken AB (Sweden) 0.63%, 6/30/2023 (a)	3,350	3,267
UniCredit SpA (Italy)
7.83%, 12/4/2023 (a)	10,000	10,472
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (a) (b)	2,120	1,925
Wells Fargo & Co.
(SOFR + 1.60%), 1.65%, 6/2/2024 (b)	51,246	50,566
(SOFR + 1.09%), 2.41%, 10/30/2025 (b)	600	582
(SOFR + 2.00%), 2.19%, 4/30/2026 (b)	4,065	3,866
		1,260,610
Beverages — 0.0% ^
Keurig Dr Pepper, Inc. 3.13%, 12/15/2023	1,735	1,739
Biotechnology — 0.3%
AbbVie, Inc.
2.30%, 11/21/2022	19,695	19,684
2.60%, 11/21/2024	5,500	5,419
		25,103
Capital Markets — 5.4%
Ameriprise Financial, Inc. 3.00%, 4/2/2025	4,755	4,710
Credit Suisse Group AG (Switzerland)
3.80%, 6/9/2023	5,550	5,573
(ICE LIBOR USD 3 Month + 1.24%), 4.21%, 6/12/2024 (a) (b)	10,585	10,611
(SOFR + 1.56%), 2.59%, 9/11/2025 (a) (b)	30,000	28,698
(SOFR + 0.98%), 1.31%, 2/2/2027 (a) (b)	13,115	11,502
Deutsche Bank AG (Germany)
(SOFR + 2.16%), 2.22%, 9/18/2024 (b)	18,255	17,792
(SOFR + 1.13%), 1.45%, 4/1/2025 (b)	5,000	4,746
(SOFR + 1.87%), 2.13%, 11/24/2026 (b)	13,700	12,520
(SOFR + 1.22%), 2.31%, 11/16/2027 (b)	11,165	9,883
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 1.05%), 2.91%, 6/5/2023 (b)	12,825	12,826
Series VAR, (SOFR + 0.54%), 0.63%, 11/17/2023 (b)	18,000	17,790
(SOFR + 0.57%), 0.67%, 3/8/2024 (b)	51,280	50,249

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 0.49%), 0.92%, 10/21/2024 (b)	31,140	30,074
(SOFR + 0.73%), 1.76%, 1/24/2025 (b)	39,500	38,413
3.50%, 4/1/2025	8,685	8,673
Series VAR, (SOFR + 0.79%), 1.09%, 12/9/2026 (b)	13,850	12,531
Macquarie Group Ltd. (Australia)
(ICE LIBOR USD 3 Month + 1.02%), 3.19%, 11/28/2023 (a) (b)	10,500	10,499
(SOFR + 1.07%), 1.34%, 1/12/2027 (a) (b)	15,754	14,106
Morgan Stanley
(SOFR + 0.47%), 0.56%, 11/10/2023 (b)	10,649	10,539
(SOFR + 0.46%), 0.53%, 1/25/2024 (b)	40,595	39,908
(SOFR + 0.51%), 0.79%, 1/22/2025 (b)	46,955	44,918
4.00%, 7/23/2025	3,205	3,238
(SOFR + 1.99%), 2.19%, 4/28/2026 (b)	4,805	4,591
(SOFR + 0.72%), 0.98%, 12/10/2026 (b)	13,321	11,991
Nomura Holdings, Inc. (Japan)
1.85%, 7/16/2025	8,625	8,063
1.65%, 7/14/2026	20,765	18,697
UBS Group AG (Switzerland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.83%), 1.01%, 7/30/2024 (a) (b)	8,160	7,938
4.13%, 9/24/2025 (a)	10,350	10,412
		461,491
Chemicals — 0.1%
International Flavors & Fragrances, Inc. 1.23%, 10/1/2025 (a)	6,020	5,520
Construction & Engineering — 0.2%
Quanta Services, Inc. 0.95%, 10/1/2024	16,200	15,257
Consumer Finance — 2.5%
AerCap Ireland Capital DAC (Ireland)
3.30%, 1/23/2023	3,500	3,499
3.15%, 2/15/2024	12,885	12,571
1.65%, 10/29/2024	22,295	20,901
6.50%, 7/15/2025	12,660	13,214
4.45%, 10/1/2025	4,295	4,225
1.75%, 1/30/2026	8,260	7,376
Avolon Holdings Funding Ltd. (Ireland)
5.13%, 10/1/2023 (a)	7,787	7,856
5.25%, 5/15/2024 (a)	7,100	7,127
3.95%, 7/1/2024 (a)	8,000	7,820
5.50%, 1/15/2026 (a)	16,775	16,742
Capital One Financial Corp.
2.60%, 5/11/2023	6,365	6,366
(SOFR + 0.69%), 1.34%, 12/6/2024 (b)	35,640	34,397
General Motors Financial Co., Inc.
1.05%, 3/8/2024	6,435	6,167
3.95%, 4/13/2024	8,000	8,053
2.90%, 2/26/2025	9,675	9,407
4.35%, 4/9/2025	10,000	10,080

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
Park Aerospace Holdings Ltd. (Ireland)
5.25%, 8/15/2022 (a)	9,172	9,191
4.50%, 3/15/2023 (a)	6,254	6,262
5.50%, 2/15/2024 (a)	22,257	22,460
		213,714
Diversified Financial Services — 0.3%
Element Fleet Management Corp. (Canada) 1.60%, 4/6/2024 (a)	21,754	20,910
Mitsubishi HC Capital, Inc. (Japan) 3.96%, 9/19/2023 (a)	1,000	1,008
		21,918
Electric Utilities — 1.1%
Alliant Energy Finance LLC 1.40%, 3/15/2026 (a)	4,640	4,144
American Electric Power Co., Inc. 2.03%, 3/15/2024	9,670	9,431
Edison International 2.95%, 3/15/2023	7,680	7,666
Entergy Corp. 0.90%, 9/15/2025	2,915	2,655
NextEra Energy Capital Holdings, Inc. 0.65%, 3/1/2023	31,485	30,993
Pacific Gas and Electric Co. 1.37%, 3/10/2023	24,650	24,084
Vistra Operations Co. LLC 3.55%, 7/15/2024 (a)	12,000	11,773
		90,746
Equity Real Estate Investment Trusts (REITs) — 0.0% ^
American Tower Corp. 3.00%, 6/15/2023	3,140	3,142
Food & Staples Retailing — 0.2%
7-Eleven, Inc.
0.63%, 2/10/2023 (a)	6,640	6,548
0.80%, 2/10/2024 (a)	15,035	14,386
		20,934
Food Products — 0.0% ^
McCormick & Co., Inc. 3.50%, 9/1/2023	1,000	1,002
Gas Utilities — 0.6%
Atmos Energy Corp. 0.63%, 3/9/2023	6,975	6,888
CenterPoint Energy Resources Corp. 0.70%, 3/2/2023	22,550	22,206
ONE Gas, Inc. (ICE LIBOR USD 3 Month + 0.61%), 1.36%, 3/11/2023 (b)	6,404	6,389
Southern California Gas Co. (ICE LIBOR USD 3 Month + 0.35%), 1.15%, 9/14/2023 (b)	12,565	12,502
Southern Natural Gas Co. LLC 0.63%, 4/28/2023 (a)	6,210	6,169
		54,154
Health Care Providers & Services — 0.5%
AmerisourceBergen Corp. 0.74%, 3/15/2023	6,358	6,270
Cigna Corp. 3.75%, 7/15/2023	720	727
Humana, Inc. 0.65%, 8/3/2023	36,025	35,068
		42,065
Independent Power and Renewable Electricity Producers — 0.4%
Alexander Funding Trust 1.84%, 11/15/2023 (a)	32,710	31,512
Constellation Energy Generation LLC 3.25%, 6/1/2025	4,675	4,588
		36,100

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — 1.4%
Athene Global Funding
3.00%, 7/1/2022 (a)	3,863	3,868
1.20%, 10/13/2023 (a)	14,000	13,575
0.95%, 1/8/2024 (a)	7,650	7,314
2.75%, 6/25/2024 (a)	2,970	2,906
0.91%, 8/19/2024 (a)	29,420	27,583
2.50%, 1/14/2025 (a)	3,165	3,038
Equitable Financial Life Global Funding 1.00%, 1/9/2026 (a)	13,395	12,123
F&G Global Funding 1.75%, 6/30/2026 (a)	11,240	10,198
Jackson National Life Global Funding
2.50%, 6/27/2022 (a)	9,615	9,620
3.25%, 1/30/2024 (a)	14,750	14,721
Metropolitan Life Global Funding I 3.00%, 1/10/2023 (a)	5,600	5,618
Pricoa Global Funding I 3.45%, 9/1/2023 (a)	466	470
Protective Life Global Funding 1.08%, 6/9/2023 (a)	2,735	2,688
Reliance Standard Life Global Funding II
2.15%, 1/21/2023 (a)	3,770	3,754
3.85%, 9/19/2023 (a)	1,388	1,401
		118,877
Metals & Mining — 0.1%
Glencore Funding LLC (Australia) 1.63%, 9/1/2025 (a)	5,520	5,128
Multiline Retail — 0.0% ^
Nordstrom, Inc. 2.30%, 4/8/2024	2,350	2,256
Multi-Utilities — 0.3%
Dominion Energy, Inc. Series D, (ICE LIBOR USD 3 Month + 0.53%), 1.36%, 9/15/2023 (b)	21,235	21,235
NiSource, Inc. 0.95%, 8/15/2025	7,710	7,061
		28,296
Oil, Gas & Consumable Fuels — 0.3%
Enbridge, Inc. (Canada) 2.90%, 7/15/2022	400	400
Gray Oak Pipeline LLC
2.00%, 9/15/2023 (a)	9,850	9,661
2.60%, 10/15/2025 (a)	12,825	12,135
		22,196
Pharmaceuticals — 0.1%
Bristol-Myers Squibb Co. 2.75%, 2/15/2023	1,500	1,505
Royalty Pharma plc 0.75%, 9/2/2023	7,384	7,169
Shire Acquisitions Investments Ireland DAC 2.88%, 9/23/2023	3,437	3,425
		12,099
Road & Rail — 0.6%
Penske Truck Leasing Co. LP 1.20%, 11/15/2025 (a)	9,600	8,728
Ryder System, Inc. 3.35%, 9/1/2025	2,705	2,662
SMBC Aviation Capital Finance DAC (Ireland) 3.00%, 7/15/2022 (a)	6,200	6,200
Triton Container International Ltd. (Bermuda)
0.80%, 8/1/2023 (a)	25,515	24,702

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Road & Rail — continued
1.15%, 6/7/2024 (a)	3,135	2,964
2.05%, 4/15/2026 (a)	6,560	6,023
		51,279
Semiconductors & Semiconductor Equipment — 0.3%
Microchip Technology, Inc.
0.97%, 2/15/2024	21,060	20,186
4.25%, 9/1/2025	7,850	7,809
		27,995
Software — 0.1%
VMware, Inc. 1.00%, 8/15/2024	11,550	10,920
Specialty Retail — 0.0% ^
O'Reilly Automotive, Inc. 3.80%, 9/1/2022	725	726
Thrifts & Mortgage Finance — 1.1%
BPCE SA (France)
4.00%, 9/12/2023 (a)	18,985	19,086
5.70%, 10/22/2023 (a)	13,600	13,917
4.63%, 7/11/2024 (a)	10,774	10,874
5.15%, 7/21/2024 (a)	15,685	15,966
2.38%, 1/14/2025 (a)	6,000	5,760
(SOFR + 1.52%), 1.65%, 10/6/2026 (a) (b)	10,680	9,736
Nationwide Building Society (United Kingdom)
0.55%, 1/22/2024 (a)	5,085	4,865
(ICE LIBOR USD 3 Month + 1.06%), 3.77%, 3/8/2024 (a) (b)	6,285	6,294
4.00%, 9/14/2026 (a)	5,000	4,874
		91,372
Tobacco — 0.2%
BAT Capital Corp. (United Kingdom)
3.22%, 8/15/2024	2,700	2,679
3.22%, 9/6/2026	11,060	10,563
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	4,925	4,447
		17,689
Trading Companies & Distributors — 0.7%
Air Lease Corp.
2.25%, 1/15/2023	3,095	3,072
2.75%, 1/15/2023	6,305	6,294
4.25%, 9/15/2024	2,500	2,502
2.88%, 1/15/2026	14,240	13,401
1.88%, 8/15/2026	19,605	17,492
Aviation Capital Group LLC
5.50%, 12/15/2024 (a)	4,330	4,403

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
4.88%, 10/1/2025 (a)	2,619	2,608
1.95%, 1/30/2026 (a)	13,100	11,712
		61,484
Total Corporate Bonds (Cost $3,038,410)		2,907,583
Asset-Backed Securities — 26.4%
ACC Auto Trust Series 2021-A, Class A, 1.08%, 4/15/2027 (a)	10,154	10,026
ACC Trust
Series 2021-1, Class A, 0.74%, 11/20/2023 (a)	751	749
Series 2022-1, Class A, 1.19%, 9/20/2024 (a)	1,456	1,444
Series 2022-1, Class B, 2.55%, 2/20/2025 (a)	5,503	5,318
Accelerated LLC Series 2021-1H, Class A, 1.35%, 10/20/2040 (a)	1,958	1,835
ACM Auto Trust Series 2022-1A, Class B, 4.47%, 4/20/2029 (a)	15,312	15,296
Aligned Data Centers Issuer LLC Series 2021-1A, Class A2, 1.94%, 8/15/2046 (a)	3,123	2,820
American Credit Acceptance Receivables Trust
Series 2018-2, Class D, 4.07%, 7/10/2024 (a)	172	172
Series 2019-2, Class D, 3.41%, 6/12/2025 (a)	11,830	11,855
Series 2018-2, Class F, 6.29%, 7/10/2025 (a)	3,000	3,010
Series 2019-3, Class C, 2.76%, 9/12/2025 (a)	297	297
Series 2019-3, Class D, 2.89%, 9/12/2025 (a)	4,907	4,911
Series 2019-3, Class E, 3.80%, 9/12/2025 (a)	9,150	9,132
Series 2020-2, Class D, 5.65%, 5/13/2026 (a)	4,000	4,053
Series 2020-3, Class C, 1.85%, 6/15/2026 (a)	12,500	12,429
Series 2020-4, Class C, 1.31%, 12/14/2026 (a)	7,320	7,201
Series 2020-4, Class D, 1.77%, 12/14/2026 (a)	4,790	4,624
Series 2021-1, Class C, 0.83%, 3/15/2027 (a)	3,291	3,229
Series 2021-1, Class D, 1.14%, 3/15/2027 (a)	8,750	8,356
Series 2021-2, Class C, 0.97%, 7/13/2027 (a)	10,749	10,480
Series 2021-4, Class C, 1.32%, 2/14/2028 (a)	29,750	28,335
AMSR Trust
Series 2020-SFR3, Class A, 1.36%, 9/17/2037 (a)	5,682	5,253
Series 2020-SFR3, Class B, 1.81%, 9/17/2037 (a)	9,780	9,036
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (a)	12,400	11,377
Series 2020-SFR4, Class C, 1.86%, 11/17/2037 ‡ (a)	8,000	7,328
Series 2021-SFR2, Class A, 1.53%, 8/17/2038 (a)	3,867	3,494
Series 2021-SFR2, Class B, 1.78%, 8/17/2038 ‡ (a)	19,289	17,112
Series 2021-SFR3, Class A, 1.48%, 10/17/2038 (a)	1,422	1,266
Amur Equipment Finance Receivables IX LLC Series 2021-1A, Class A2, 0.75%, 11/20/2026 (a)	11,181	10,892
Amur Equipment Finance Receivables VIII LLC Series 2020-1A, Class A2, 1.68%, 8/20/2025 (a)	629	626
Aqua Finance Trust
Series 2019-A, Class A, 3.14%, 7/16/2040 (a)	3,420	3,348
Series 2021-A, Class A, 1.54%, 7/17/2046 (a)	2,950	2,776
Series 2020-AA, Class A, 1.90%, 7/17/2046 (a)	1,995	1,928
Arbor Realty Commercial Real Estate Notes Ltd. Series 2021-FL4, Class A, 2.22%, 11/15/2036 (a) (b)	3,425	3,337
Avis Budget Rental Car Funding AESOP LLC Series 2021-2A, Class A, 1.66%, 2/20/2028 (a)	4,500	4,045
Bear Stearns Asset-Backed Securities Trust Series 2003-SD2, Class 2A, 2.80%, 6/25/2043 ‡ (c)	130	124

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
BHG Securitization Trust Series 2021-B, Class A, 0.90%, 10/17/2034 (a)	9,629	9,187
British Airways Pass-Through Trust (United Kingdom) Series 2013-1, Class A, 4.63%, 6/20/2024 (a)	1,182	1,178
BRSP Ltd. Series 2021-FL1, Class A, 2.08%, 8/19/2038 (a) (b)	6,000	5,820
BSPRT Issuer Ltd. (Cayman Islands)
Series 2022-FL8, Class A, 1.90%, 2/15/2037 (a) (b)	16,150	15,673
Series 2021-FL7, Class B, 2.92%, 12/15/2038 ‡ (a) (c)	7,025	6,791
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 (a)	4,161	3,861
Series 2021-1A, Class A, 2.16%, 4/15/2036 (a)	20,944	18,829
Canadian Pacer Auto Receivables Trust (Canada) Series 2020-1A, Class A4, 1.89%, 3/19/2025 (a)	6,067	5,990
Carnow Auto Receivables Trust Series 2019-1A, Class C, 3.36%, 6/17/2024 (a)	630	631
CarNow Auto Receivables Trust
Series 2020-1A, Class C, 3.84%, 9/16/2024 (a)	1,900	1,901
Series 2021-1A, Class A, 0.97%, 10/15/2024 (a)	1,160	1,158
Series 2021-2A, Class B, 1.30%, 1/15/2026 (a)	13,364	13,098
Carvana Auto Receivables Trust
Series 2020-N1A, Class C, 2.45%, 6/16/2025 (a)	9,250	9,216
Series 2020-N1A, Class D, 3.43%, 1/15/2026 (a)	10,600	10,554
Series 2021-N4, Class B, 1.24%, 9/11/2028	9,861	9,645
Series 2021-N4, Class C, 1.72%, 9/11/2028	6,494	6,246
CIFC Funding Ltd. (Cayman Islands) Series 2017-1A, Class AR, 2.11%, 4/23/2029 (a) (b)	3,544	3,501
Consumer Loan Underlying Bond Certificate Issuer Trust I Series 2019-HP1, Class B, 3.48%, 12/15/2026 ‡ (a)	2,868	2,866
Consumer Underlying Bond Securitization Series 2018-1, Class A, 4.79%, 2/17/2026 (a)	1,391	1,391
Continental Finance Credit Card ABS Master Trust Series 2020-1A, Class A, 2.24%, 12/15/2028 (a)	4,480	4,258
CoreVest American Finance Trust
Series 2020-4, Class A, 1.17%, 12/15/2052 (a)	3,583	3,283
Series 2021-1, Class A, 1.57%, 4/15/2053 (a)	12,123	11,061
Series 2020-3, Class A, 1.36%, 8/15/2053 (a)	3,395	3,079
CPS Auto Receivables Trust
Series 2017-D, Class E, 5.30%, 6/17/2024 (a)	936	942
Series 2019-A, Class D, 4.35%, 12/16/2024 (a)	5,058	5,085
Series 2019-B, Class D, 3.69%, 3/17/2025 (a)	1,180	1,183
Series 2021-C, Class B, 0.84%, 7/15/2025 (a)	16,661	16,344
Series 2019-D, Class D, 2.72%, 9/15/2025 (a)	15,222	15,139
Series 2020-A, Class D, 2.90%, 12/15/2025 (a)	1,000	999
Series 2020-B, Class C, 3.30%, 4/15/2026 (a)	3,577	3,581
Series 2020-B, Class D, 4.75%, 4/15/2026 (a)	6,403	6,441
Series 2020-C, Class C, 1.71%, 8/17/2026 (a)	4,643	4,622
Series 2021-A, Class C, 0.83%, 9/15/2026 (a)	8,000	7,830
Series 2020-C, Class D, 2.41%, 11/16/2026 (a)	17,250	16,911
Series 2021-C, Class C, 1.21%, 6/15/2027 (a)	7,138	6,868
Series 2021-D, Class C, 1.59%, 12/15/2027 (a)	13,514	12,812
Series 2022-A, Class C, 2.17%, 4/16/2029 (a)	9,722	9,248
Credit Acceptance Auto Loan Trust
Series 2019-3A, Class B, 2.86%, 1/16/2029 (a)	4,250	4,234
Series 2020-2A, Class A, 1.37%, 7/16/2029 (a)	15,321	15,159
Series 2020-2A, Class B, 1.93%, 9/17/2029 (a)	9,300	9,040
Series 2020-3A, Class A, 1.24%, 10/15/2029 (a)	3,000	2,933

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-3A, Class B, 1.77%, 12/17/2029 (a)	7,371	6,988
Series 2021-2A, Class A, 0.96%, 2/15/2030 (a)	24,545	23,630
Series 2020-3A, Class C, 2.28%, 2/15/2030 (a)	2,330	2,199
Series 2021-2A, Class C, 1.64%, 6/17/2030 (a)	2,500	2,319
Series 2021-4, Class A, 1.26%, 10/15/2030 (a)	11,538	10,988
Series 2021-4, Class B, 1.74%, 12/16/2030 (a)	2,596	2,439
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (a)	3,936	3,853
Crossroads Asset Trust Series 2021-A, Class A2, 0.82%, 3/20/2024 (a)	4,096	4,039
CWABS, Inc. Trust Series 2004-6, Class M1, 1.91%, 10/25/2034 (c)	135	131
DataBank Issuer Series 2021-1A, Class A2, 2.06%, 2/27/2051 (a)	11,667	10,586
Dext ABS LLC Series 2021-1, Class A, 1.12%, 2/15/2028 (a)	8,513	8,267
Diamond Resorts Owner Trust
Series 2019-1A, Class A, 2.89%, 2/20/2032 (a)	3,423	3,374
Series 2021-1A, Class A, 1.51%, 11/21/2033 (a)	2,988	2,826
Series 2021-1A, Class B, 2.05%, 11/21/2033 ‡ (a)	687	650
Drive Auto Receivables Trust
Series 2018-2, Class D, 4.14%, 8/15/2024	699	701
Series 2018-4, Class D, 4.09%, 1/15/2026	736	740
Series 2020-1, Class C, 2.36%, 3/16/2026	1,787	1,786
Series 2019-4, Class D, 2.70%, 2/16/2027	7,115	7,084
Series 2020-1, Class D, 2.70%, 5/17/2027	13,200	13,065
Series 2021-2, Class C, 0.87%, 10/15/2027	2,875	2,754
Dryden Senior Loan Fund (Cayman Islands) Series 2017-49A, Class AR, 1.99%, 7/18/2030 (a) (b)	737	728
DT Auto Owner Trust
Series 2019-1A, Class D, 3.87%, 11/15/2024 (a)	5,866	5,877
Series 2019-2A, Class D, 3.48%, 2/18/2025 (a)	9,325	9,337
Series 2019-3A, Class D, 2.96%, 4/15/2025 (a)	9,356	9,339
Series 2018-2A, Class E, 5.54%, 6/16/2025 (a)	13,500	13,568
Series 2021-1A, Class B, 0.62%, 9/15/2025 (a)	1,500	1,474
Series 2021-3A, Class B, 0.58%, 11/17/2025 (a)	14,619	14,123
Series 2020-1A, Class D, 2.55%, 11/17/2025 (a)	9,660	9,463
Series 2020-2A, Class C, 3.28%, 3/16/2026 (a)	11,250	11,223
Series 2020-3A, Class C, 1.47%, 6/15/2026 (a)	1,445	1,414
Series 2021-1A, Class C, 0.84%, 10/15/2026 (a)	9,210	8,887
Series 2021-1A, Class D, 1.16%, 11/16/2026 (a)	3,250	3,064
Series 2021-2A, Class B, 0.81%, 1/15/2027 (a)	1,083	1,055
Series 2021-2A, Class C, 1.10%, 2/16/2027 (a)	4,433	4,237
Series 2021-3A, Class C, 0.87%, 5/17/2027 (a)	12,495	11,818
Series 2021-3A, Class D, 1.31%, 5/17/2027 (a)	9,655	8,819
Series 2021-4A, Class C, 1.50%, 9/15/2027 (a)	6,549	6,172
Elara HGV Timeshare Issuer LLC
Series 2021-A, Class A, 1.36%, 8/27/2035 (a)	1,008	935
Series 2021-A, Class B, 1.74%, 8/27/2035 ‡ (a)	1,380	1,284
Encina Equipment Finance LLC Series 2021-1A, Class A2, 0.74%, 12/15/2026 (a)	8,700	8,545
Exeter Automobile Receivables Trust
Series 2017-3A, Class C, 3.68%, 7/17/2023 (a)	415	415
Series 2018-1A, Class D, 3.53%, 11/15/2023 (a)	5,130	5,143
Series 2018-3A, Class E, 5.43%, 8/15/2024 (a)	9,300	9,423

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2018-4A, Class D, 4.35%, 9/16/2024 (a)	3,362	3,381
Series 2019-2A, Class D, 3.71%, 3/17/2025 (a)	16,011	16,084
Series 2020-2A, Class C, 3.28%, 5/15/2025 (a)	8,795	8,815
Series 2020-3A, Class C, 1.32%, 7/15/2025	3,500	3,474
Series 2019-4A, Class D, 2.58%, 9/15/2025 (a)	12,865	12,768
Series 2021-1A, Class C, 0.74%, 1/15/2026	7,500	7,353
Series 2019-1A, Class E, 5.20%, 1/15/2026 (a)	8,125	8,209
Series 2020-2A, Class D, 4.73%, 4/15/2026 (a)	5,075	5,134
Series 2021-2A, Class C, 0.98%, 6/15/2026	3,913	3,787
Series 2019-3A, Class E, 4.00%, 8/17/2026 (a)	9,000	8,938
Series 2021-3A, Class C, 0.96%, 10/15/2026	30,673	29,508
Series 2021-4A, Class C, 1.46%, 10/15/2027	10,117	9,595
FCI Funding LLC Series 2021-1A, Class A, 1.13%, 4/15/2033 (a)	6,544	6,462
FHF Trust
Series 2021-2A, Class A, 0.83%, 12/15/2026 (a)	17,163	16,576
Series 2021-1A, Class A, 1.27%, 3/15/2027 (a)	7,597	7,351
FHLMC Structured Pass-Through Securities Certificates Series T-20, Class A6, 7.99%, 9/25/2029 (d)	1	1
First Investors Auto Owner Trust
Series 2018-2A, Class D, 4.28%, 1/15/2025 (a)	2,524	2,532
Series 2020-1A, Class C, 2.55%, 2/17/2026 (a)	2,000	1,998
Series 2021-1A, Class B, 0.89%, 3/15/2027 (a)	2,500	2,412
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 8/17/2037 (a)	5,968	5,535
Series 2020-SFR1, Class C, 1.94%, 8/17/2037 ‡ (a)	2,307	2,146
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)	6,889	6,337
Series 2021-SFR1, Class A, 1.54%, 8/17/2038 (a)	6,483	5,873
Series 2021-SFR1, Class C, 1.89%, 8/17/2038 ‡ (a)	10,000	8,927
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 ‡ (a)	13,000	11,543
Flagship Credit Auto Trust
Series 2017-3, Class D, 3.73%, 9/15/2023 (a)	2,496	2,498
Series 2017-4, Class E, 5.02%, 2/17/2025 (a)	11,250	11,305
Series 2019-1, Class D, 4.08%, 2/18/2025 (a)	3,750	3,755
Series 2019-2, Class C, 3.09%, 5/15/2025 (a)	6,494	6,491
Series 2019-3, Class C, 2.74%, 10/15/2025 (a)	12,000	11,963
Series 2019-4, Class C, 2.77%, 12/15/2025 (a)	13,300	13,267
Series 2020-1, Class C, 2.24%, 1/15/2026 (a)	1,400	1,381
Series 2020-2, Class D, 5.75%, 4/15/2026 (a)	5,000	5,092
Series 2020-3, Class C, 1.73%, 9/15/2026 (a)	8,335	8,052
Series 2020-3, Class D, 2.50%, 9/15/2026 (a)	4,665	4,471
Series 2021-1, Class B, 0.68%, 2/16/2027 (a)	7,330	7,134
Series 2020-4, Class C, 1.28%, 2/16/2027 (a)	1,090	1,056
Series 2021-1, Class C, 0.91%, 3/15/2027 (a)	10,600	10,001
Series 2021-3, Class C, 1.46%, 9/15/2027 (a)	16,250	15,067
Ford Credit Auto Owner Trust Series 2019-C, Class A3, 1.87%, 3/15/2024	149	149
Foundation Finance Trust
Series 2020-1A, Class A, 3.54%, 7/16/2040 (a)	4,166	4,141
Series 2021-1A, Class A, 1.27%, 5/15/2041 (a)	16,346	15,263
Foursight Capital Automobile Receivables Trust Series 2018-2, Class F, 6.48%, 6/15/2026 (a)	6,855	6,882

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Freed ABS Trust
Series 2020-FP1, Class B, 3.06%, 3/18/2027 ‡ (a)	128	128
Series 2020-2CP, Class B, 5.50%, 6/18/2027 ‡ (a)	168	168
Series 2021-1CP, Class A, 0.66%, 3/20/2028 (a)	379	378
FREED ABS Trust
Series 2019-2, Class C, 4.86%, 11/18/2026 ‡ (a)	3,608	3,614
Series 2021-2, Class A, 0.68%, 6/19/2028 (a)	296	296
Series 2021-3FP, Class A, 0.62%, 11/20/2028 (a)	2,637	2,624
FRTKL Series 2021-SFR1, Class B, 1.72%, 9/17/2038 ‡ (a)	4,960	4,429
Galaxy CLO Ltd. (Cayman Islands) Series 2015-19A, Class A1RR, 2.13%, 7/24/2030 (a) (c)	6,000	5,913
GLS Auto Receivables Issuer Trust
Series 2019-3A, Class B, 2.72%, 6/17/2024 (a)	531	531
Series 2019-1A, Class C, 3.87%, 12/16/2024 (a)	10,948	11,000
Series 2019-2A, Class C, 3.54%, 2/18/2025 (a)	7,680	7,691
Series 2020-3A, Class C, 1.92%, 5/15/2025 (a)	15,235	15,095
Series 2019-3A, Class C, 2.96%, 5/15/2025 (a)	13,300	13,285
Series 2020-2A, Class B, 3.16%, 6/16/2025 (a)	7,150	7,160
Series 2020-4A, Class C, 1.14%, 11/17/2025 (a)	5,445	5,345
Series 2020-2A, Class C, 4.57%, 4/15/2026 (a)	5,250	5,302
Series 2021-3A, Class C, 1.11%, 9/15/2026 (a)	8,127	7,612
Series 2020-4A, Class D, 1.64%, 10/15/2026 (a)	9,250	8,887
GLS Auto Receivables Trust Series 2018-2A, Class C, 4.17%, 4/15/2024 (a)	296	297
GM Financial Automobile Leasing Trust Series 2021-1, Class B, 0.54%, 2/20/2025	2,058	1,991
Goldman Home Improvement Trust Issuer Trust Series 2021-GRN2, Class A, 1.15%, 6/25/2051 (a)	23,230	21,958
Hilton Grand Vacations Trust Series 2020-AA, Class A, 2.74%, 2/25/2039 (a)	407	392
Home Partners of America Trust Series 2021-2, Class A, 1.90%, 12/17/2026 (a)	1,453	1,321
KREF Ltd. Series 2021-FL2, Class A, 1.96%, 2/15/2039 (a) (c)	7,186	7,005
LCM LP (Cayman Islands) Series 14A, Class AR, 2.10%, 7/20/2031 (a) (c)	15,255	14,973
Lendbuzz Securitization Trust Series 2021-1A, Class A, 1.46%, 6/15/2026 (a)	26,487	25,881
Lendingpoint Asset Securitization Trust
Series 2021-A, Class A, 1.00%, 12/15/2028 (a)	8,664	8,601
Series 2021-B, Class A, 1.11%, 2/15/2029 (a)	14,678	14,448
LendingPoint Asset Securitization Trust Series 2020-REV1, Class A, 2.73%, 10/15/2028 (a)	32,958	32,505
Lendmark Funding Trust
Series 2019-1A, Class A, 3.00%, 12/20/2027 (a)	6,400	6,356
Series 2021-2A, Class A, 2.00%, 4/20/2032 (a)	4,888	4,278
LL ABS Trust Series 2021-1A, Class A, 1.07%, 5/15/2029 (a)	10,663	10,361
LMREC LLC Series 2021-CRE4, Class A, 2.02%, 4/22/2037 (a) (c)	15,595	15,127
Magnetite Ltd. (Cayman Islands) Series 2015-15A, Class AR, 2.19%, 7/25/2031 (a) (c)	1,000	982
Mariner Finance Issuance Trust
Series 2019-AA, Class A, 2.96%, 7/20/2032 (a)	7,845	7,825
Series 2020-AA, Class A, 2.19%, 8/21/2034 (a)	4,900	4,720
Series 2021-AA, Class A, 1.86%, 3/20/2036 (a)	15,923	14,223
Mercury Financial Credit Card Master Trust Series 2021-1A, Class A, 1.54%, 3/20/2026 (a)	20,882	20,136
Mission Lane Credit Card Master Trust Series 2021-A, Class A, 1.59%, 9/15/2026 (a)	26,014	25,189
Morgan Stanley ABS Capital I, Inc. Trust Series 2003-SD1, Class M1, 3.26%, 3/25/2033 ‡ (c)	173	166
MVW LLC Series 2020-1A, Class A, 1.74%, 10/20/2037 (a)	2,013	1,914
Neuberger Berman CLO (Cayman Islands) Series 2013-15A, Class A1R2, 1.96%, 10/15/2029 (a) (c)	13,072	12,884

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061 (a)	1,816	1,619
New Residential Advance Receivables Trust Advance Receivables Backed Series 2020-T1, Class AT1, 1.43%, 8/15/2053 (a)	15,556	14,934
NMEF Funding LLC
Series 2021-A, Class A2, 0.81%, 12/15/2027 (a)	10,136	9,985
Series 2021-A, Class B, 1.85%, 12/15/2027 ‡ (a)	5,406	5,129
NRZ Excess Spread-Collateralized Notes
Series 2021-FNT1, Class A, 2.98%, 3/25/2026 (a)	1,516	1,405
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (a)	15,653	14,613
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (a)	8,220	7,717
Octane Receivables Trust
Series 2019-1A, Class B, 3.77%, 7/22/2024 ‡ (a)	7,604	7,623
Series 2020-1A, Class A, 1.71%, 2/20/2025 (a)	3,413	3,389
Series 2020-1A, Class B, 1.98%, 6/20/2025 ‡ (a)	734	720
Series 2021-2A, Class A, 1.21%, 9/20/2028 (a)	4,159	4,048
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (a)	8,950	8,931
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (a)	8,132	7,655
Pagaya AI Debt Selection Trust
Series 2021-1, Class A, 1.18%, 11/15/2027 (a)	15,237	14,975
Series 2021-HG1, Class A, 1.22%, 1/16/2029 (a)	8,054	7,735
Series 2021-3, Class A, 1.15%, 5/15/2029 (a)	13,983	13,669
Palmer Square Loan Funding Ltd. (Cayman Islands) Series 2022-1A, Class A1, 1.28%, 4/15/2030 (a) (b)	12,500	12,357
Pawneee Equipment Receivables LLC
Series 2021-1, Class A2, 1.10%, 7/15/2027 (a)	4,075	3,932
Series 2021-1, Class B, 1.82%, 7/15/2027 ‡ (a)	5,934	5,469
PRET LLC
Series 2021-NPL3, Class A1, 1.87%, 7/25/2051 (a) (d)	13,214	12,386
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 ‡ (a) (d)	13,590	12,856
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (a) (d)	13,620	12,906
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 ‡ (a) (d)	7,789	7,428
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 ‡ (a) (d)	10,423	9,866
Progress Residential
Series 2021-SFR3, Class B, 1.89%, 5/17/2026 ‡ (a)	667	604
Series 2021-SFR3, Class E1, 2.54%, 5/17/2026 ‡ (a)	1,800	1,599
Progress Residential Trust
Series 2021-SFR6, Class A, 1.52%, 7/17/2038 (a)	7,279	6,570
Series 2021-SFR6, Class B, 1.75%, 7/17/2038 ‡ (a)	17,500	15,675
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (a)	4,650	4,053
RCO VII Mortgage LLC Series 2021-1, Class A1, 1.87%, 5/26/2026 ‡ (a) (d)	11,112	10,523
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030 (a)	6,210	5,942
Series 2021-1, Class A, 1.68%, 3/17/2031 (a)	14,957	13,918
Republic Finance Issuance Trust Series 2020-A, Class A, 2.47%, 11/20/2030 (a)	7,592	7,361
Santander Consumer Auto Receivables Trust
Series 2020-AA, Class C, 3.71%, 2/17/2026 (a)	2,984	2,990
Series 2021-AA, Class C, 1.03%, 11/16/2026 (a)	1,500	1,389
Santander Drive Auto Receivables Trust
Series 2018-4, Class D, 3.98%, 12/15/2025	1,958	1,966

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2021-2, Class C, 0.90%, 6/15/2026	8,100	7,945
Series 2020-2, Class D, 2.22%, 9/15/2026	6,680	6,564
Series 2021-1, Class D, 1.13%, 11/16/2026	6,000	5,798
Series 2020-3, Class D, 1.64%, 11/16/2026	1,725	1,690
Series 2020-4, Class D, 1.48%, 1/15/2027	14,510	14,065
Series 2021-2, Class D, 1.35%, 7/15/2027	3,500	3,330
Series 2021-3, Class C, 0.95%, 9/15/2027	19,038	18,337
Series 2021-3, Class D, 1.33%, 9/15/2027	2,700	2,528
Santander Retail Auto Lease Trust Series 2021-B, Class A3, 0.51%, 8/20/2024 (a)	4,500	4,335
Sierra Timeshare Receivables Funding LLC
Series 2018-3A, Class A, 3.69%, 9/20/2035 (a)	480	480
Series 2019-3A, Class A, 2.34%, 8/20/2036 (a)	714	693
Series 2020-2A, Class A, 1.33%, 7/20/2037 (a)	393	376
Series 2020-2A, Class B, 2.32%, 7/20/2037 ‡ (a)	1,539	1,489
Series 2021-1A, Class A, 0.99%, 11/20/2037 (a)	2,314	2,177
Series 2021-1A, Class B, 1.34%, 11/20/2037 ‡ (a)	1,423	1,331
Series 2021-1A, Class C, 1.79%, 11/20/2037 ‡ (a)	1,265	1,194
Skopos Auto Receivables Trust Series 2019-1A, Class C, 3.63%, 9/16/2024 (a)	550	550
Stonepeak ABS Series 2021-1A, 2.30%, 2/28/2033 (a)	9,512	8,991
Stratus CLO Ltd. (Cayman Islands) Series 2021-1A, Class A, 1.86%, 12/29/2029 (a) (c)	13,875	13,647
Symphony CLO Ltd. (Cayman Islands) Series 2018-19A, Class A, 2.00%, 4/16/2031 (a) (b)	2,824	2,772
TCI-Symphony CLO Ltd. (Cayman Islands) Series 2016-1A, Class AR2, 2.04%, 10/13/2032 (a) (b)	13,990	13,712
Theorem Funding Trust Series 2021-1A, Class A, 1.21%, 12/15/2027 (a)	4,257	4,180
Tricon Residential Trust Series 2021-SFR1, Class A, 1.94%, 7/17/2038 (a)	1,798	1,652
United Auto Credit Securitization Trust Series 2020-1, Class C, 2.15%, 2/10/2025 (a)	32	32
Upstart Pass-Through Trust
Series 2021-ST5, Class A, 2.00%, 7/20/2027 (a)	1,997	1,914
Series 2021-ST6, Class A, 1.85%, 8/20/2027 (a)	5,335	5,110
Series 2021-ST8, Class A, 1.75%, 10/20/2029 (a)	3,611	3,405
Series 2021-ST9, Class A, 1.70%, 11/20/2029 (a)	8,250	7,681
Series 2021-ST10, Class A, 2.25%, 1/20/2030 (a)	19,680	19,199
Upstart Securitization Trust
Series 2019-3, Class B, 3.83%, 1/21/2030 ‡ (a)	1,101	1,101
Series 2020-3, Class A, 1.70%, 11/20/2030 (a)	2,559	2,550
Series 2021-1, Class A, 0.87%, 3/20/2031 (a)	4,647	4,605
Series 2021-2, Class A, 0.91%, 6/20/2031 (a)	4,886	4,787
Series 2021-3, Class A, 0.83%, 7/20/2031 (a)	10,836	10,576
Series 2021-4, Class A, 0.84%, 9/20/2031 (a)	14,596	14,133
Series 2021-5, Class A, 1.31%, 11/20/2031 (a)	22,785	22,084
Series 2021-5, Class B, 2.49%, 11/20/2031 (a)	3,025	2,813
US Auto Funding Series 2021-1A, Class A, 0.79%, 7/15/2024 (a)	5,948	5,902
USASF Receivables LLC Series 2020-1A, Class B, 3.22%, 5/15/2024 (a)	6,293	6,275
VCAT LLC
Series 2021-NPL1, Class A1, 2.29%, 12/26/2050 ‡ (a) (d)	2,092	2,025
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (a) (d)	3,139	3,014
Series 2021-NPL3, Class A1, 1.74%, 5/25/2051 (a) (d)	4,212	3,974
Series 2021-NPL4, Class A1, 1.87%, 8/25/2051 ‡ (a) (d)	10,777	10,176

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Veros Auto Receivables Trust
Series 2022-1, Class A, 3.47%, 12/15/2025 (a)	7,421	7,395
Series 2021-1, Class A, 0.92%, 10/15/2026 (a)	4,795	4,725
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 ‡ (a) (d)	5,907	5,618
VOLT CI LLC Series 2021-NP10, Class A1, 1.99%, 5/25/2051 ‡ (a) (d)	15,368	14,605
VOLT CIII LLC Series 2021-CF1, Class A1, 1.99%, 8/25/2051 ‡ (a) (d)	16,551	15,926
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (a) (d)	7,512	7,213
VOLT XCIII LLC Series 2021-NPL2, Class A1, 1.89%, 2/27/2051 ‡ (a) (d)	16,327	15,683
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 ‡ (a) (d)	16,237	15,474
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 ‡ (a) (d)	8,303	7,867
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 ‡ (a) (d)	15,378	14,707
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 ‡ (a) (d)	14,563	14,054
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 ‡ (a) (d)	10,504	10,022
Westgate Resorts LLC Series 2020-1A, Class A, 2.71%, 3/20/2034 (a)	1,346	1,331
Westlake Automobile Receivables Trust
Series 2018-3A, Class D, 4.00%, 10/16/2023 (a)	616	617
Series 2018-3A, Class E, 4.90%, 12/15/2023 (a)	8,000	8,022
Series 2019-3A, Class D, 2.72%, 11/15/2024 (a)	19,850	19,787
Series 2019-2A, Class D, 3.20%, 11/15/2024 (a)	5,492	5,497
Series 2019-3A, Class E, 3.59%, 3/17/2025 (a)	9,030	9,017
Series 2020-1A, Class C, 2.52%, 4/15/2025 (a)	18,500	18,499
Series 2020-1A, Class D, 2.80%, 6/16/2025 (a)	17,575	17,407
Series 2020-2A, Class C, 2.01%, 7/15/2025 (a)	2,500	2,477
Series 2020-3A, Class C, 1.24%, 11/17/2025 (a)	5,000	4,901
Series 2020-2A, Class D, 2.76%, 1/15/2026 (a)	19,100	18,959
Series 2020-3A, Class D, 1.65%, 2/17/2026 (a)	5,500	5,308
Series 2021-1A, Class D, 1.23%, 4/15/2026 (a)	22,136	20,985
Series 2021-3A, Class C, 1.58%, 1/15/2027 (a)	22,380	21,306
Series 2021-3A, Class D, 2.12%, 1/15/2027 (a)	9,550	8,974
World Omni Auto Receivables Trust Series 2019-A, Class A3, 3.04%, 5/15/2024	521	522
Total Asset-Backed Securities (Cost $2,355,191)		2,266,589
U.S. Treasury Obligations — 15.9%
U.S. Treasury Notes
0.13%, 4/30/2023	75,030	73,694
0.13%, 6/30/2023	177,495	173,592
0.13%, 8/31/2023	378,095	368,273
0.25%, 9/30/2023	289,965	282,421
0.50%, 11/30/2023	8,360	8,133
0.13%, 12/15/2023	115	111
1.75%, 3/15/2025	51,255	49,930
2.63%, 4/15/2025	261,070	260,356
2.75%, 5/15/2025	150,530	150,659
Total U.S. Treasury Obligations (Cost $1,386,084)		1,367,169
Collateralized Mortgage Obligations — 9.5%
Alternative Loan Trust Series 2003-J3, Class 2A1, 6.25%, 12/25/2033	8	8

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Angel Oak Mortgage Trust Series 2020-5, Class A1, 1.37%, 5/25/2065 (a) (c)	1,931	1,850
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 2.12%, 11/25/2024 (a) (c)	11,384	10,961
Bear Stearns ARM Trust Series 2003-7, Class 3A, 3.03%, 10/25/2033 (c)	15	15
Cascade Funding Mortgage Trust Series 2021-HB6, Class A, 0.90%, 6/25/2036 (a) (c)	15,393	15,188
CFMT LLC
Series 2020-HB4, Class A, 0.95%, 12/26/2030 (a) (c)	3,383	3,350
Series 2021-HB5, Class A, 0.80%, 2/25/2031 (a) (c)	7,099	7,004
Series 2021-HB5, Class M2, 1.85%, 2/25/2031 ‡ (a) (c)	2,000	1,911
Series 2021-HB7, Class A, 1.15%, 10/27/2031 (a) (c)	7,480	7,354
CHL Mortgage Pass-Through Trust Series 2004-8, Class 2A1, 4.50%, 6/25/2019	2	—
Citicorp Mortgage Securities Trust Series 2006-1, Class 2A1, 5.00%, 2/25/2021	23	23
Citigroup Mortgage Loan Trust, Inc.
Series 2003-UP3, Class A1, 7.00%, 9/25/2033	5	5
Series 2004-UST1, Class A6, 2.29%, 8/25/2034 (c)	125	116
Connecticut Avenue Securities Trust
Series 2021-R01, Class 1M1, 1.33%, 10/25/2041 ‡ (a) (c)	774	767
Series 2022-R02, Class 2M2, 3.58%, 1/25/2042 ‡ (a) (c)	1,775	1,678
CSFB Mortgage-Backed Pass-Through Certificates Series 2004-8, Class 6A1, 4.50%, 12/25/2019	67	20
CSMC Mortgage-Backed Trust Series 2007-5, Class 5A5, 5.50%, 12/25/2014 (c)	439	158
CSMC Trust Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (a) (c)	10,909	10,398
FHLMC - GNMA
Series 31, Class Z, 8.00%, 4/25/2024	13	14
Series 56, Class Z, 7.50%, 9/20/2026	16	17
FHLMC STACR REMIC Trust Series 2020-DNA1, Class M2, 2.71%, 1/25/2050 (a) (c)	1,447	1,431
FHLMC Structured Agency Credit Risk Debt Notes
Series 2019-CS03, Class M1, 1.01%, 10/25/2032 (a) (c)	3,445	3,436
Series 2021-DNA2, Class M1, 1.38%, 8/25/2033 (a) (c)	2,035	2,017
FHLMC, REMIC
Series 1343, Class LA, 8.00%, 8/15/2022	—	—
Series 1424, Class F, 0.69%, 11/15/2022 (c)	—	—
Series 1480, Class LZ, 7.50%, 3/15/2023	2	2
Series 3784, Class F, 1.27%, 7/15/2023 (c)	114	114
Series 3784, Class S, IF, IO, 5.73%, 7/15/2023 (c)	123	2
Series 3229, Class AF, 1.12%, 8/15/2023 (c)	72	72
Series 1560, Class Z, 7.00%, 8/15/2023	11	11
Series 2682, Class JG, 4.50%, 10/15/2023	228	231
Series 2686, Class GC, 5.00%, 10/15/2023	279	282
Series 2790, Class TN, 4.00%, 5/15/2024	43	44
Series 1754, Class Z, 8.50%, 9/15/2024	9	9
Series 1779, Class Z, 8.50%, 4/15/2025	31	34
Series 4303, Class VA, 3.50%, 5/15/2025	308	312
Series 3005, Class ED, 5.00%, 7/15/2025	356	364
Series 3826, Class BK, 3.00%, 3/15/2026	320	321
Series 3864, Class PG, 3.50%, 5/15/2026	53	54
Series 3887, Class GM, 4.00%, 7/15/2026 (d)	71	72
Series 3903, Class GB, 4.00%, 8/15/2026	277	281
Series 3909, Class HG, 4.00%, 8/15/2026 (d)	170	173
Series 1888, Class Z, 7.00%, 8/15/2026	34	36

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3936, Class AB, 3.00%, 10/15/2026	367	368
Series 3946, Class BU, 3.00%, 10/15/2026	127	128
Series 3996, Class BA, 1.50%, 2/15/2027	121	119
Series 4015, Class GL, 2.25%, 3/15/2027	101	100
Series 4020, Class N, 3.00%, 3/15/2027	60	60
Series 4054, Class AE, 1.50%, 4/15/2027	241	236
Series 4029, Class LY, 3.00%, 4/15/2027	1,000	989
Series 4039, Class AB, 1.50%, 5/15/2027	199	194
Series 4039, Class PB, 1.50%, 5/15/2027	591	574
Series 4043, Class PB, 1.50%, 5/15/2027	441	428
Series 4097, Class HJ, 1.50%, 8/15/2027	722	700
Series 4089, Class AI, IO, 3.00%, 8/15/2027	3,127	150
Series 4103, Class HA, 2.50%, 9/15/2027	205	202
Series 4361, Class CA, 2.50%, 9/15/2027	500	497
Series 4257, Class A, 2.50%, 10/15/2027	224	224
Series 4131, Class BC, 1.25%, 11/15/2027	128	123
Series 4129, Class AP, 1.50%, 11/15/2027	732	709
Series 4286, Class J, 2.50%, 11/15/2027	201	202
Series 4141, Class BI, IO, 2.50%, 12/15/2027	3,157	152
Series 4304, Class DW, 2.50%, 12/15/2027	1,000	981
Series 4251, Class KW, 2.50%, 4/15/2028	901	891
Series 4207, Class JD, 1.50%, 5/15/2028	195	189
Series 4217, Class UD, 1.75%, 6/15/2028	307	299
Series 4085, Class VB, 3.50%, 9/15/2028	79	79
Series 2090, Class F, 1.07%, 10/15/2028 (c)	82	82
Series 3523, Class MX, 4.50%, 4/15/2029	88	90
Series 2995, Class FT, 1.12%, 5/15/2029 (c)	115	114
Series 4338, Class GE, 2.50%, 5/15/2029	88	88
Series 3721, Class DG, 2.75%, 9/15/2030	214	209
Series 3775, Class DB, 4.00%, 12/15/2030	352	361
Series 3779, Class LB, 4.00%, 12/15/2030	385	395
Series 2303, Class FY, 1.17%, 4/15/2031 (c)	158	157
Series 4051, Class MB, 2.00%, 4/15/2031	12	12
Series 2326, Class ZQ, 6.50%, 6/15/2031	135	145
Series 4252, Class MD, 3.00%, 7/15/2031	12	12
Series 2362, Class F, 1.27%, 9/15/2031 (c)	85	85
Series 2500, Class FD, 1.37%, 3/15/2032 (c)	155	156
Series 4318, Class KB, 2.50%, 4/15/2032	129	130
Series 4170, Class QE, 2.00%, 5/15/2032	135	134
Series 4094, Class BF, 1.27%, 8/15/2032 (c)	419	418
Series 2492, Class GH, 6.00%, 8/15/2032	209	226
Series 4120, Class KA, 1.75%, 10/15/2032	682	657
Series 4142, Class PG, 2.00%, 12/15/2032	90	88
Series 2711, Class FC, 1.77%, 2/15/2033 (c)	954	972
Series 2602, Class FH, 1.18%, 4/15/2033 (c)	186	185
Series 4206, Class DZ, 3.00%, 5/15/2033	492	462
Series 4423, Class VN, 3.00%, 5/15/2033	1,100	1,079
Series 2617, Class Z, 5.50%, 5/15/2033	3,813	4,077

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2662, Class MT, 4.50%, 8/15/2033	72	75
Series 4620, IO, 5.00%, 9/15/2033	330	55
Series 2686, Class KZ, 4.50%, 10/15/2033	772	785
Series 2693, Class Z, 5.50%, 10/15/2033	157	167
Series 3005, Class PV, IF, 11.35%, 10/15/2033 (c)	4	4
Series 2727, Class PM, 4.50%, 1/15/2034	909	945
Series 2736, Class PE, 5.00%, 1/15/2034	3,486	3,671
Series 2806, Class FA, 1.87%, 2/15/2034 (c)	281	287
Series 2989, Class MU, IF, IO, 6.13%, 7/15/2034 (c)	1,343	108
Series 3204, Class ZM, 5.00%, 8/15/2034	554	583
Series 2963, Class ZG, 5.00%, 11/15/2034	488	514
Series 2953, Class MF, 1.17%, 12/15/2034 (c)	13	13
Series 2898, Class PG, 5.00%, 12/15/2034	712	754
Series 3003, Class LD, 5.00%, 12/15/2034	118	126
Series 2901, Class S, IF, 9.28%, 12/15/2034 (c)	352	377
Series 4265, Class FD, 1.27%, 1/15/2035 (c)	300	300
Series 2933, Class EM, 5.50%, 1/15/2035	69	72
Series 2929, Class PG, 5.00%, 2/15/2035	87	92
Series 2941, Class Z, 4.50%, 3/15/2035	1,085	1,038
Series 2953, Class PG, 5.50%, 3/15/2035	293	316
Series 2976, Class HZ, 4.50%, 5/15/2035	269	275
Series 3002, Class BN, 5.00%, 7/15/2035	260	274
Series 3013, Class HZ, 5.00%, 8/15/2035	856	899
Series 3036, Class NE, 5.00%, 9/15/2035	93	98
Series 3101, Class UZ, 6.00%, 1/15/2036	200	219
Series 3174, Class LF, 1.22%, 5/15/2036 (c)	208	207
Series 3662, Class ZB, 5.50%, 8/15/2036	158	171
Series 4646, Class JV, 3.50%, 11/15/2036	6,446	6,435
Series 3704, Class DC, 4.00%, 11/15/2036	364	369
Series 3688, Class NB, 4.50%, 11/15/2036	662	686
Series 3855, Class AM, 6.50%, 11/15/2036	2,065	2,234
Series 3704, Class CZ, 4.00%, 12/15/2036	1,485	1,499
Series 3249, Class CL, 4.25%, 12/15/2036	1,448	1,478
Series 3258, Class PM, 5.50%, 12/15/2036	423	451
Series 4279, Class JA, 3.00%, 2/15/2037	109	109
Series 3305, Class IW, IF, IO, 5.58%, 4/15/2037 (c)	316	18
Series 3318, Class HF, 1.13%, 5/15/2037 (c)	175	173
Series 3326, Class FG, 1.22%, 6/15/2037 (c)	610	607
Series 3724, Class CM, 5.50%, 6/15/2037	326	345
Series 3351, Class ZC, 5.50%, 7/15/2037	1,264	1,336
Series 3420, Class EI, IO, 1.12%, 8/15/2037 (d)	3,355	152
Series 3429, Class S, IF, IO, 5.95%, 3/15/2038 (c)	577	91
Series 3447, Class DB, 5.00%, 5/15/2038	1,749	1,802
Series 3459, Class MB, 5.00%, 6/15/2038	104	109
Series 3575, Class ZA, 5.00%, 6/15/2038	4,147	4,374
Series 4773, Class VK, 4.00%, 7/15/2038	249	249
Series 3546, Class A, 1.70%, 2/15/2039 (c)	487	502
Series 3540, Class A, 5.00%, 5/15/2039	270	279

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4346, Class A, 3.50%, 7/15/2039	78	79
Series 3597, Class HM, 4.50%, 8/15/2039	187	192
Series 3569, Class NY, 5.00%, 8/15/2039	574	604
Series 3572, Class JS, IF, IO, 5.93%, 9/15/2039 (c)	392	33
Series 4212, Class LA, 3.00%, 10/15/2039	526	529
Series 3585, Class KW, 4.50%, 10/15/2039	1,661	1,732
Series 3768, Class MB, 4.00%, 12/15/2039	18	18
Series 3609, Class SA, IF, IO, 5.47%, 12/15/2039 (c)	2,167	200
Series 4329, Class KA, 3.00%, 1/15/2040	124	124
Series 3632, Class PK, 5.00%, 2/15/2040	374	388
Series 4352, Class A, 3.00%, 4/15/2040	31	31
Series 3656, Class PM, 5.00%, 4/15/2040	2,583	2,730
Series 4390, Class NY, 3.00%, 6/15/2040	81	81
Series 3819, Class G, 4.00%, 6/15/2040	11	11
Series 3786, Class NA, 4.50%, 7/15/2040	93	97
Series 3726, Class PA, 3.00%, 8/15/2040	241	241
Series 3706, Class P, 4.00%, 8/15/2040	3,511	3,440
Series 4655, Class DJ, 3.00%, 10/15/2040	2,512	2,444
Series 4088, Class LE, 4.00%, 10/15/2040	213	215
Series 4318, Class KZ, 4.00%, 12/15/2040	2,817	2,850
Series 3769, Class ZC, 4.50%, 12/15/2040	1,303	1,318
Series 3803, Class FY, 1.27%, 1/15/2041 (c)	74	74
Series 3822, Class ZG, 4.00%, 2/15/2041	6,632	6,731
Series 4080, Class DA, 2.00%, 3/15/2041	270	262
Series 3844, Class FA, 1.32%, 4/15/2041 (c)	251	251
Series 3862, Class GA, 4.00%, 4/15/2041	244	248
Series 4074, Class PA, 3.00%, 5/15/2041	706	707
Series 4050, Class BA, 3.50%, 5/15/2041	218	219
Series 4229, Class MA, 3.50%, 5/15/2041	7,751	7,827
Series 3859, Class JB, 5.00%, 5/15/2041	366	384
Series 4150, Class JE, 2.00%, 6/15/2041	930	901
Series 3884, Class BL, 4.50%, 6/15/2041	5,459	5,481
Series 3939, Class BZ, 4.50%, 6/15/2041	2,709	2,676
Series 4150, Class FN, 1.17%, 7/15/2041 (c)	439	437
Series 4150, Class FY, 1.17%, 8/15/2041 (c)	435	433
Series 4152, Class LE, 1.75%, 8/15/2041	3,647	3,506
Series 3904, Class HC, 4.00%, 8/15/2041	1,031	1,037
Series 3906, Class B, 4.00%, 8/15/2041	3,446	3,378
Series 3952, Class BQ, 2.00%, 10/15/2041	2,659	2,519
Series 3947, Class BH, 2.50%, 10/15/2041	3,782	3,560
Series 3934, Class KB, 5.00%, 10/15/2041	600	628
Series 3966, Class VZ, 4.00%, 12/15/2041	846	850
Series 4550, Class NA, 3.00%, 1/15/2042	637	638
Series 4122, Class PA, 1.50%, 2/15/2042	355	341
Series 4144, Class KD, 1.75%, 3/15/2042	513	488
Series 4215, Class NA, 3.00%, 4/15/2042	164	163
Series 4499, Class AB, 3.00%, 6/15/2042	588	587
Series 4088, Class BP, 3.00%, 8/15/2042	3,435	3,215

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 4143, Class AE, 2.00%, 9/15/2042	2,019	1,945
Series 4158, Class TC, 1.75%, 12/15/2042	298	284
Series 4821, Class NY, 4.00%, 12/15/2042	6,898	6,996
Series 4247, Class AK, 4.50%, 12/15/2042	500	514
Series 4158, Class LD, 2.00%, 1/15/2043	534	502
Series 4199, Class YZ, 3.50%, 5/15/2043	4,642	4,612
Series 4302, Class MA, 3.00%, 7/15/2043	1,626	1,613
Series 4314, Class LP, 3.50%, 7/15/2043	52	52
Series 4558, Class DA, 3.50%, 7/15/2043	491	496
Series 4311, Class ED, 2.75%, 9/15/2043	100	100
Series 4480, Class LA, 3.50%, 9/15/2043	212	214
Series 4450, Class NH, 2.00%, 10/15/2043	76	76
Series 4330, Class PE, 3.00%, 11/15/2043	155	153
Series 4286, Class MP, 4.00%, 12/15/2043	418	423
Series 4316, Class DZ, 3.00%, 3/15/2044	3,193	3,042
Series 4688, Class A, 3.50%, 3/15/2044	17	17
Series 4338, Class A, 2.50%, 5/15/2044	568	551
Series 4505, Class P, 3.50%, 5/15/2044	1,487	1,500
Series 4360, Class PZ, 3.00%, 7/15/2044	1,733	1,608
Series 4417, Class PZ, 3.00%, 12/15/2044	3,577	3,404
Series 4545, Class PG, 3.00%, 12/15/2044	777	775
Series 4745, Class EC, 3.00%, 12/15/2044	1,980	1,977
Series 4425, Class TA, 2.00%, 1/15/2045	314	287
Series 4461, Class LZ, 3.00%, 3/15/2045	4,337	4,102
Series 4457, Class KZ, 3.00%, 4/15/2045	9,885	9,371
Series 4478, Class PC, 2.00%, 5/15/2045	1,048	964
Series 4631, Class PA, 3.00%, 5/15/2045	2,294	2,237
Series 4664, Class PH, 3.50%, 5/15/2045	1,203	1,214
Series 4698, Class DA, 4.50%, 5/15/2045	2,475	2,526
Series 4758, Class HA, 4.00%, 6/15/2045	32	32
Series 4759, Class MA, 3.00%, 9/15/2045	123	121
Series 4591, Class QE, 2.75%, 4/15/2046	229	215
Series 4574, Class YH, 3.00%, 4/15/2046	299	281
Series 4774, Class LP, 3.50%, 9/15/2046	4,237	4,250
Series 4714, Class PA, 3.00%, 11/15/2046	2,194	2,156
Series 4657, Class VZ, 3.00%, 2/15/2047	11,323	10,703
Series 4830, Class AP, 4.00%, 2/15/2047	1,237	1,238
Series 4675, Class EZ, 3.50%, 4/15/2047	1,553	1,492
Series 4682, Class LC, 2.50%, 5/15/2047	654	608
Series 4682, Class AP, 3.00%, 5/15/2047	858	811
Series 4703, Class KZ, 3.50%, 7/15/2047	7,104	6,936
Series 4740, Class JA, 3.00%, 10/15/2047	2,015	1,894
Series 4749, Class ZL, 3.50%, 12/15/2047	18,087	17,689
Series 4936, Class AP, 2.50%, 9/25/2048	309	297
Series 4941, Class NP, 2.50%, 5/25/2049	968	923
Series 4922, Class GE, 2.50%, 7/25/2049	997	934
Series 4952, Class PA, 2.50%, 2/25/2050	1,474	1,393

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
FHLMC, STRIPS
Series 302, Class 350, 3.50%, 2/15/2028	212	213
Series 218, PO, 2/1/2032	95	85
Series 290, Class 200, 2.00%, 11/15/2032	464	440
Series 277, Class 30, 3.00%, 9/15/2042	2,611	2,522
Series 359, Class 350, 3.50%, 10/15/2047	1,833	1,792
FNMA, REMIC
Series G92-40, Class ZC, 7.00%, 7/25/2022	—	—
Series G92-35, Class E, 7.50%, 7/25/2022	—	—
Series G92-35, Class EA, 8.00%, 7/25/2022	—	—
Series 1992-131, Class KB, 8.00%, 8/25/2022	3	3
Series 1992-185, Class L, 8.00%, 10/25/2022	7	8
Series G92-64, Class J, 8.00%, 11/25/2022	8	8
Series G92-66, Class K, 8.00%, 12/25/2022	5	5
Series 1997-44, Class N, PO, 6/25/2023	18	18
Series 1993-216, Class E, PO, 8/25/2023	6	6
Series 1993-165, Class SN, IF, 11.47%, 9/25/2023 (c)	—	—
Series 1993-226, Class PK, 6.00%, 12/25/2023	42	43
Series 1994-15, Class ZK, 5.50%, 2/25/2024	93	95
Series 1994-43, Class PK, 6.35%, 2/25/2024	41	41
Series 2001-40, PO, 4/25/2024	16	16
Series G94-6, Class PJ, 8.00%, 5/17/2024	18	19
Series 2010-38, Class B, 4.00%, 4/25/2025	75	76
Series 2011-17, Class GD, 3.50%, 2/25/2026	—	—
Series 2011-48, Class CN, 4.00%, 6/25/2026 (d)	53	54
Series 2011-61, Class B, 3.00%, 7/25/2026	309	310
Series 2011-72, Class KB, 3.50%, 8/25/2026	430	435
Series 2012-32, Class DE, 3.00%, 12/25/2026	151	152
Series 2015-96, Class EA, 3.00%, 12/25/2026	1,782	1,779
Series 2012-26, Class CA, 2.50%, 3/25/2027	544	540
Series 2012-46, Class KI, IO, 3.50%, 5/25/2027	5,281	257
Series 2012-102, Class IB, IO, 3.50%, 9/25/2027	2,743	156
Series 2012-127, Class AC, 1.50%, 11/25/2027	518	502
Series 2012-124, Class HG, 2.00%, 11/25/2027	279	273
Series 2013-5, Class DA, 1.50%, 2/25/2028	284	275
Series 2014-26, Class HC, 2.50%, 2/25/2028	50	50
Series 2013-13, Class KD, 1.50%, 3/25/2028	258	249
Series 2008-72, IO, 5.00%, 8/25/2028	21	1
Series 2013-137, Class BA, 1.50%, 1/25/2029	462	445
Series 2009-15, Class AC, 5.50%, 3/25/2029	811	847
Series 2009-58, Class B, 4.50%, 8/25/2029	1,002	1,038
Series 2010-14, Class AC, 4.00%, 3/25/2030	201	206
Series 2012-14, Class EA, 2.50%, 12/25/2030	28	28
Series 2001-38, Class EA, PO, 8/25/2031	39	37
Series 2015-89, Class KE, 2.00%, 11/25/2031	116	112
Series 2012-98, Class QG, 1.75%, 1/25/2032	432	425
Series 2001-81, Class HE, 6.50%, 1/25/2032	2,019	2,187
Series 2002-34, Class FA, 1.44%, 5/18/2032 (c)	103	104

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2016-12, Class EG, 2.00%, 5/25/2032	1,162	1,125
Series 2013-109, Class BA, 3.00%, 10/25/2032	795	793
Series 2002-64, Class PG, 5.50%, 10/25/2032	1,677	1,789
Series 2004-61, Class FH, 1.81%, 11/25/2032 (c)	905	918
Series 2002-77, Class TF, 1.94%, 12/18/2032 (c)	164	167
Series 2002-77, Class QG, 5.50%, 12/25/2032	368	389
Series 2002-84, Class DZ, 5.50%, 12/25/2032	221	238
Series 2002-94, Class BZ, 5.50%, 1/25/2033	988	1,053
Series 2003-7, Class FB, 1.76%, 2/25/2033 (c)	234	237
Series 2013-18, Class TG, 2.00%, 2/25/2033	484	472
Series 2013-31, Class NL, 4.00%, 4/25/2033	448	459
Series 2003-42, Class CI, IO, 6.50%, 5/25/2033	169	24
Series 2003-63, Class A7, 5.50%, 6/25/2033	1,837	1,912
Series 2003-49, IO, 6.50%, 6/25/2033	241	48
Series 2003-58, Class GL, 3.50%, 7/25/2033	125	128
Series 2013-133, Class WA, 3.00%, 8/25/2033	2,335	2,323
Series 2003-84, Class PZ, 5.00%, 9/25/2033	64	67
Series 2003-107, Class ZD, 6.00%, 11/25/2033	1,353	1,466
Series 2004-38, Class AO, PO, 5/25/2034	2,357	1,808
Series 2004-72, Class F, 1.51%, 9/25/2034 (c)	123	123
Series 2004-91, Class BR, 5.50%, 12/25/2034	68	72
Series 2004-90, Class ZU, 6.00%, 12/25/2034	1,041	1,139
Series 2005-5, Class PA, 5.00%, 1/25/2035	380	393
Series 2004-101, Class AR, 5.50%, 1/25/2035	12	12
Series 2005-27, Class HZ, 5.00%, 4/25/2035	1,886	1,980
Series 2005-31, Class PB, 5.50%, 4/25/2035	875	931
Series 2005-38, Class FK, 1.31%, 5/25/2035 (c)	422	420
Series 2015-41, Class CA, 3.00%, 6/25/2035	550	539
Series 2005-66, Class PF, 1.26%, 7/25/2035 (c)	140	139
Series 2005-55, Class PN, 5.50%, 7/25/2035	2,193	2,351
Series 2005-64, Class PL, 5.50%, 7/25/2035	68	72
Series 2005-103, Class BT, IF, 6.50%, 7/25/2035 (c)	232	243
Series 2006-4, Class PB, 6.00%, 9/25/2035	422	433
Series 2010-39, Class FT, 1.96%, 10/25/2035 (c)	718	734
Series 2005-88, Class ZC, 5.00%, 10/25/2035	2,191	2,300
Series 2007-109, Class VZ, 5.00%, 10/25/2035	1,713	1,804
Series 2005-84, Class MB, 5.75%, 10/25/2035	879	925
Series 2013-114, Class JA, 3.00%, 11/25/2035	70	71
Series 2015-87, Class TB, 4.00%, 11/25/2035	4,468	4,582
Series 2005-101, Class B, 5.00%, 11/25/2035	1,020	1,071
Series 2005-99, Class AF, 1.36%, 12/25/2035 (c)	117	117
Series 2014-88, Class ER, 2.50%, 2/25/2036	89	87
Series 2006-16, Class FC, 1.31%, 3/25/2036 (c)	98	98
Series 2006-14, Class DB, 5.50%, 3/25/2036	426	449
Series 2006-27, Class BF, 1.31%, 4/25/2036 (c)	179	179
Series 2006-46, Class FW, 1.41%, 6/25/2036 (c)	294	295
Series 2006-42, Class PF, 1.42%, 6/25/2036 (c)	212	212
Series 2006-50, Class PE, 5.00%, 6/25/2036	354	373

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-71, Class JT, 6.00%, 6/25/2036	205	219
Series 2006-101, Class FC, 1.31%, 7/25/2036 (c)	227	226
Series 2006-101, Class FD, 1.31%, 7/25/2036 (c)	145	145
Series 2006-56, Class DC, 1.66%, 7/25/2036 (c)	276	278
Series 2006-58, Class ST, IF, IO, 6.14%, 7/25/2036 (c)	355	42
Series 2007-1, Class NF, 1.26%, 2/25/2037 (c)	335	333
Series 2007-16, Class FC, 1.76%, 3/25/2037 (c)	17	17
Series 2014-67, Class VD, 3.00%, 3/25/2037	1,389	1,377
Series 2007-22, Class SC, IF, IO, 5.07%, 3/25/2037 (c)	36	1
Series 2007-33, Class MS, IF, IO, 5.58%, 4/25/2037 (c)	1,290	132
Series 2011-71, Class FB, 1.51%, 5/25/2037 (c)	87	87
Series 2007-57, Class ZE, 4.75%, 5/25/2037	338	345
Series 2007-B2, Class ZA, 5.50%, 6/25/2037	2,013	2,168
Series 2008-5, Class PE, 5.00%, 8/25/2037	107	113
Series 2007-85, Class SH, IF, IO, 5.49%, 9/25/2037 (c)	970	41
Series 2007-117, Class FM, 1.71%, 1/25/2038 (c)	166	168
Series 2007-117, Class MF, 1.71%, 1/25/2038 (c)	311	315
Series 2008-24, Class PF, 1.66%, 2/25/2038 (c)	111	111
Series 2008-18, Class SE, IF, IO, 5.26%, 3/25/2038 (c)	86	10
Series 2008-25, Class DZ, 5.75%, 4/25/2038	436	464
Series 2013-96, Class YA, 3.50%, 9/25/2038	315	318
Series 2008-83, Class CA, 6.00%, 9/25/2038	520	566
Series 2010-134, Class DJ, 2.25%, 3/25/2039	241	240
Series 2011-104, Class KE, 2.50%, 3/25/2039	9	9
Series 2011-104, Class KY, 4.00%, 3/25/2039	184	184
Series 2009-29, Class LA, 1.33%, 5/25/2039 (c)	1,041	962
Series 2009-62, Class HJ, 6.00%, 5/25/2039	133	136
Series 2013-25, Class DC, 2.50%, 6/25/2039	533	523
Series 2009-59, Class HB, 5.00%, 8/25/2039	1,376	1,451
Series 2009-70, Class FA, 2.21%, 9/25/2039 (c)	87	89
Series 2009-73, Class HJ, 6.00%, 9/25/2039	135	147
Series 2010-118, Class EF, 1.46%, 10/25/2039 (c)	73	74
Series 2009-86, Class PE, 5.00%, 10/25/2039	3,147	3,310
Series 2013-125, Class AB, 4.00%, 11/25/2039	232	236
Series 2009-87, Class B, 4.50%, 11/25/2039	1,720	1,764
Series 2009-112, Class SW, IF, IO, 5.24%, 1/25/2040 (c)	2,573	295
Series 2013-1, Class BA, 3.00%, 2/25/2040	175	175
Series 2010-35, Class KF, 1.51%, 4/25/2040 (c)	247	248
Series 2010-37, Class CY, 5.00%, 4/25/2040	59	62
Series 2011-3, Class KA, 5.00%, 4/25/2040	261	268
Series 2011-61, Class ZA, 5.00%, 4/25/2040	1,092	1,149
Series 2010-43, Class HJ, 5.50%, 5/25/2040	184	199
Series 2010-58, Class FA, 1.56%, 6/25/2040 (c)	371	373
Series 2010-58, Class FY, 1.74%, 6/25/2040 (c)	148	150
Series 2010-64, Class DM, 5.00%, 6/25/2040	877	920
Series 2010-109, Class M, 3.00%, 9/25/2040	1,371	1,344
Series 2012-9, Class YF, 1.41%, 11/25/2040 (c)	7	7
Series 2013-106, Class GA, 2.50%, 11/25/2040	8	8

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2010-126, Class LI, IO, 4.00%, 11/25/2040	606	40
Series 2010-154, Class MW, 3.50%, 1/25/2041	4,370	4,340
Series 2011-18, Class KY, 4.00%, 3/25/2041	681	678
Series 2011-35, Class PE, 4.00%, 4/25/2041	1,216	1,185
Series 2013-96, Class CA, 4.00%, 4/25/2041	67	68
Series 2011-53, Class FT, 1.59%, 6/25/2041 (c)	140	141
Series 2011-52, Class GB, 5.00%, 6/25/2041	104	110
Series 2011-128, Class KP, 4.50%, 7/25/2041	61	63
Series 2011-59, Class NZ, 5.50%, 7/25/2041	735	789
Series 2012-147, Class NE, 1.75%, 8/25/2041	1,683	1,634
Series 2012-14, Class PA, 2.00%, 8/25/2041	231	223
Series 2013-72, Class LY, 3.50%, 8/25/2041	651	657
Series 2015-45, Class GA, 2.50%, 9/25/2041	510	508
Series 2013-126, Class CA, 4.00%, 9/25/2041	327	329
Series 2011-123, Class BP, 2.00%, 10/25/2041	3,970	3,798
Series 2011-141, Class MA, 3.50%, 10/25/2041	241	243
Series 2013-100, Class MP, 4.50%, 11/25/2041	2,992	3,086
Series 2012-64, Class PK, 4.50%, 12/25/2041	990	1,023
Series 2012-113, Class DC, 2.25%, 1/25/2042	183	179
Series 2012-27, Class PL, 2.00%, 2/25/2042	275	268
Series 2012-139, Class NY, 5.00%, 2/25/2042	1,804	1,910
Series 2012-133, Class AP, 1.75%, 3/25/2042	4,073	3,857
Series 2012-100, Class TL, 4.00%, 4/25/2042	312	319
Series 2012-80, Class EB, 4.50%, 4/25/2042	600	617
Series 2013-9, Class CB, 5.50%, 4/25/2042	3,065	3,272
Series 2012-128, Class VF, 1.26%, 6/25/2042 (c)	542	539
Series 2013-73, Class PG, 2.50%, 6/25/2042	969	946
Series 2016-95, Class KA, 3.00%, 6/25/2042	2,023	2,018
Series 2013-96, Class FY, 1.36%, 7/25/2042 (c)	225	224
Series 2012-144, Class HP, 1.75%, 7/25/2042	534	509
Series 2013-93, Class PJ, 3.00%, 7/25/2042	808	803
Series 2013-34, Class PC, 2.50%, 8/25/2042	630	615
Series 2014-18, Class DE, 4.00%, 8/25/2042	909	927
Series 2012-94, Class K, 2.00%, 9/25/2042	955	869
Series 2013-60, Class PD, 2.00%, 10/25/2042	674	646
Series 2012-112, Class DA, 3.00%, 10/25/2042	2,271	2,183
Series 2013-81, Class NC, 3.00%, 10/25/2042	677	677
Series 2013-72, Class AF, 1.26%, 11/25/2042 (c)	74	74
Series 2013-6, Class HD, 1.50%, 12/25/2042	389	360
Series 2013-35, Class LP, 3.00%, 1/25/2043	6,100	5,901
Series 2013-61, Class BA, 3.00%, 1/25/2043	1,895	1,866
Series 2013-58, Class FP, 1.26%, 2/25/2043 (c)	741	735
Series 2013-10, Class PA, 1.50%, 2/25/2043	1,014	906
Series 2013-10, Class UB, 2.00%, 2/25/2043	1,226	1,112
Series 2013-100, Class PL, 4.50%, 3/25/2043	867	902
Series 2013-64, Class PF, 1.26%, 4/25/2043 (c)	609	604
Series 2013-66, Class LB, 1.50%, 4/25/2043	101	96
Series 2013-26, Class ZV, 3.50%, 4/25/2043	11,021	10,809

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-33, Class UZ, 3.50%, 4/25/2043	8,266	8,098
Series 2018-18, Class P, 3.50%, 4/25/2043	18	18
Series 2014-3, Class BL, 2.50%, 6/25/2043	81	81
Series 2013-66, Class MB, 3.00%, 7/25/2043	2,000	1,908
Series 2014-43, Class PZ, 3.00%, 7/25/2043	1,278	1,144
Series 2014-32, Class DK, 3.00%, 8/25/2043	404	402
Series 2013-92, Class DE, 4.00%, 9/25/2043	600	613
Series 2015-34, Class UP, 3.00%, 11/25/2043	840	833
Series 2014-56, Class Z, 3.50%, 9/25/2044	7,389	7,107
Series 2017-74, Class KA, 3.00%, 11/25/2044	385	386
Series 2016-100, Class P, 3.50%, 11/25/2044	78	79
Series 2020-18, Class DC, 2.50%, 2/25/2045	407	402
Series 2015-33, Class DT, 2.50%, 6/25/2045	629	613
Series 2015-51, Class KC, 3.00%, 6/25/2045	389	383
Series 2017-18, Class DA, 3.00%, 8/25/2045	1,489	1,465
Series 2016-84, Class LA, 3.00%, 12/25/2045	1,080	1,051
Series 2016-2, Class GA, 3.00%, 2/25/2046	2,006	1,949
Series 2016-16, Class AL, 3.00%, 4/25/2046	10,579	10,134
Series 2017-15, Class PE, 3.50%, 4/25/2046	1,427	1,430
Series 2017-58, Class P, 3.00%, 6/25/2046	82	81
Series 2017-68, Class HQ, 3.00%, 7/25/2046	1,293	1,259
Series 2016-80, Class JP, 3.00%, 11/25/2046	744	704
Series 2017-85, Class HA, 3.00%, 12/25/2046	1,652	1,616
Series 2017-10, Class FA, 1.41%, 3/25/2047 (c)	257	256
Series 2017-11, Class PH, 2.50%, 3/25/2047	245	231
Series 2017-89, Class KZ, 3.50%, 8/25/2047	6,633	6,315
Series 2017-84, Class JA, 2.75%, 9/25/2047	633	600
Series 2017-96, Class MA, 3.00%, 12/25/2047	513	493
Series 2017-102, Class PZ, 3.50%, 12/25/2047	2,224	2,117
Series 2018-37, Class BC, 3.50%, 12/25/2047	384	371
Series 2018-13, Class PA, 3.00%, 3/25/2048	9,137	8,577
Series 2018-15, Class NZ, 3.00%, 3/25/2048	8,792	8,394
Series 2018-15, Class ZG, 3.50%, 3/25/2048	2,253	2,143
Series 2019-17, Class KA, 3.50%, 4/25/2048	404	396
Series 2019-65, Class PA, 2.50%, 5/25/2048	212	204
Series 2019-11, Class EA, 3.00%, 5/25/2048	950	918
Series 2019-20, Class PB, 2.75%, 7/25/2048	319	308
Series 2018-87, Class BA, 4.00%, 7/25/2048	222	220
Series 2020-94, PO, 9/25/2048	621	531
Series 2019-9, Class ZA, 3.50%, 9/25/2048	7,804	7,524
Series 2019-51, Class DW, 3.50%, 11/25/2048	915	895
Series 2020-49, Class GA, 1.50%, 2/25/2049	3,108	2,826
Series 2009-11, Class ZY, 5.50%, 3/25/2049	3,524	3,551
Series 2019-18, Class BA, 3.50%, 5/25/2049	10,585	10,606
Series 2019-70, Class JA, 2.50%, 9/25/2049	195	184
Series 2019-72, Class KA, 2.50%, 9/25/2049	236	223
Series 2020-15, Class EA, 2.00%, 10/25/2049	749	698
Series 2019-70, Class MB, 2.50%, 12/25/2049	1,000	892

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2019-81, Class LA, 2.50%, 12/25/2049	436	413
Series 2020-7, Class DZ, 3.00%, 2/25/2050	834	783
Series 2020-15, Class EM, 3.00%, 3/25/2050	643	608
Series 2019-33, Class MA, 3.50%, 7/25/2055	887	895
Series 2018-70, Class HA, 3.50%, 10/25/2056	762	768
FNMA, REMIC Trust, Whole Loan Series 1995-W3, Class A, 9.00%, 4/25/2025	—	—
FNMA, REMIC, Whole Loan
Series 2007-54, Class FA, 1.41%, 6/25/2037 (c)	135	135
Series 2007-106, Class A7, 6.22%, 10/25/2037 (c)	160	175
Series 2001-50, Class BA, 7.00%, 10/25/2041	84	90
FNMA, STRIPS
Series 289, Class 1, PO, 11/25/2027	80	75
Series 334, Class 17, IO, 6.50%, 2/25/2033 (c)	154	25
Series 334, Class 13, IO, 6.00%, 3/25/2033 (c)	127	19
Series 334, Class 9, IO, 6.00%, 3/25/2033	318	51
Series 356, Class 16, IO, 5.50%, 6/25/2035 (c)	104	16
Series 359, Class 16, IO, 5.50%, 10/25/2035 (c)	87	15
Series 369, Class 19, IO, 6.00%, 10/25/2036 (c)	89	17
Series 369, Class 26, IO, 6.50%, 10/25/2036 (c)	64	13
Series 386, Class 20, IO, 6.50%, 8/25/2038 (c)	167	31
Series 394, Class C3, IO, 6.50%, 9/25/2038	317	61
Series 411, Class A3, 3.00%, 8/25/2042	1,379	1,318
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 1.27%, 11/25/2046 (c)	1,435	1,423
GNMA
Series 2011-132, Class GJ, 2.00%, 9/16/2026	255	253
Series 2011-155, Class A, 3.00%, 11/20/2026	81	81
Series 2011-158, Class AB, 3.00%, 11/20/2026	191	192
Series 2013-75, Class AC, 1.50%, 5/20/2028	1,173	1,135
Series 2003-50, Class F, 1.17%, 5/16/2033 (c)	119	119
Series 2004-39, Class IN, IO, 5.50%, 6/20/2033	124	8
Series 2006-26, Class S, IF, IO, 5.57%, 6/20/2036 (c)	3,789	340
Series 2007-16, Class KU, IF, IO, 5.72%, 4/20/2037 (c)	2,333	224
Series 2009-106, Class XL, IF, IO, 5.82%, 6/20/2037 (c)	2,140	222
Series 2013-23, Class BP, 3.00%, 9/20/2037	344	345
Series 2008-75, Class SP, IF, IO, 6.54%, 8/20/2038 (c)	788	59
Series 2009-14, Class SA, IF, IO, 5.15%, 3/20/2039 (c)	2,287	115
Series 2009-14, Class KS, IF, IO, 5.37%, 3/20/2039 (c)	948	66
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	284	53
Series 2009-75, Class NB, 4.50%, 6/20/2039	93	95
Series 2010-59, Class HZ, 4.50%, 5/16/2040	1,659	1,716
Series 2011-26, Class PA, 4.00%, 7/20/2040	25	25
Series 2013-71, Class NA, 2.50%, 8/20/2041	86	85
Series 2012-96, Class WP, 6.50%, 8/16/2042	2,624	2,913
Series 2013-42, Class ND, 1.75%, 11/20/2042	121	117
Series 2013-28, Class DE, 1.75%, 12/20/2042	258	243
Series 2014-12, Class ZA, 3.00%, 1/20/2044	17,757	17,254
Series 2018-29, Class LC, 3.00%, 4/20/2044	207	208
Series 2016-25, Class QH, 3.00%, 12/16/2044	1,471	1,451

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-80, Class CP, 4.50%, 6/20/2045	292	297
Series 2015-80, Class CQ, 5.00%, 6/20/2045	211	218
Series 2018-36, Class AM, 3.00%, 7/20/2045	608	606
Series 2016-79, Class LA, 3.00%, 9/20/2045	412	406
Series 2016-90, Class MA, 3.00%, 10/20/2045	322	317
Series 2016-104, Class MA, 3.00%, 11/20/2045	474	467
Series 2020-125, Class AG, 2.50%, 2/20/2046	2,061	1,999
Series 2016-91, Class WH, 2.75%, 3/20/2046	1,254	1,216
Series 2017-65, Class DZ, 3.00%, 4/20/2047	2,725	2,545
Series 2017-139, Class PE, 2.75%, 8/20/2047	4,747	4,498
Series 2018-34, Class TY, 3.50%, 3/20/2048	1,061	1,004
Series 2019-74, Class AT, 3.00%, 6/20/2049	572	557
Series 2019-145, Class PA, 3.50%, 8/20/2049	301	292
Series 2020-5, Class NA, 3.50%, 12/20/2049	4,342	4,185
Series 2020-74, Class DY, 2.00%, 5/20/2050	1,061	989
Series 2020-83, Class KP, 3.00%, 6/20/2050	327	309
Series 2010-H26, Class LF, 0.79%, 8/20/2058 (c)	231	230
Series 2010-H03, Class FA, 1.25%, 3/20/2060 (c)	2,961	2,951
Series 2011-H07, Class FA, 0.94%, 2/20/2061 (c)	2,142	2,133
Series 2011-H08, Class FA, 1.04%, 2/20/2061 (c)	2,019	2,014
Series 2011-H11, Class FA, 0.94%, 3/20/2061 (c)	432	430
Series 2011-H11, Class FB, 0.94%, 4/20/2061 (c)	348	347
Series 2011-H21, Class FA, 1.04%, 10/20/2061 (c)	228	228
Series 2013-H05, Class FB, 0.84%, 2/20/2062 (c)	62	61
Series 2012-H14, Class FK, 1.02%, 7/20/2062 (c)	267	267
Series 2012-H18, Class NA, 0.96%, 8/20/2062 (c)	212	212
Series 2012-H20, Class BA, 1.00%, 9/20/2062 (c)	442	440
Series 2012-H29, Class FA, 0.95%, 10/20/2062 (c)	101	100
Series 2012-H23, Class WA, 0.96%, 10/20/2062 (c)	255	254
Series 2012-H30, Class GA, 0.79%, 12/20/2062 (c)	248	247
Series 2013-H08, Class FA, 0.79%, 3/20/2063 (c)	366	364
Series 2013-H11, Class FA, 0.89%, 4/20/2063 (c)	337	335
Series 2013-H14, Class FG, 0.91%, 5/20/2063 (c)	108	107
Series 2013-H15, Class FA, 0.98%, 6/20/2063 (c)	1,030	1,027
Series 2013-H19, Class FC, 1.04%, 8/20/2063 (c)	2,501	2,495
Series 2014-H05, Class FB, 1.04%, 12/20/2063 (c)	517	516
Series 2014-H02, Class FB, 1.09%, 12/20/2063 (c)	1,830	1,827
Series 2014-H16, Class FL, 0.71%, 7/20/2064 (c)	769	764
Series 2014-H14, Class GF, 0.91%, 7/20/2064 (c)	277	276
Series 2014-H21, Class FA, 1.09%, 10/20/2064 (c)	305	304
Series 2015-H04, Class FL, 0.91%, 2/20/2065 (c)	190	189
Series 2015-H13, Class FG, 0.84%, 4/20/2065 (c)	395	392
Series 2015-H10, Class FH, 1.04%, 4/20/2065 (c)	1,270	1,265
Series 2015-H09, Class FA, 1.06%, 4/20/2065 (c)	413	412
Series 2015-H10, Class FK, 1.06%, 4/20/2065 (c)	12,886	12,843
Series 2015-H14, Class FB, 0.87%, 5/20/2065 (c)	188	187
Series 2015-H12, Class FB, 1.04%, 5/20/2065 (c)	10,731	10,699
Series 2015-H12, Class FD, 1.04%, 5/20/2065 (c)	1,512	1,507

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2015-H14, Class FA, 1.01%, 6/20/2065 (c)	5,280	5,261
Series 2015-H16, Class FM, 1.04%, 7/20/2065 (c)	3,339	3,329
Series 2015-H24, Class FA, 1.09%, 9/20/2065 (c)	5,821	5,811
Series 2015-H27, Class FA, 1.19%, 9/20/2065 (c)	1,676	1,677
Series 2015-H25, Class FD, 1.09%, 10/20/2065 (c)	7,070	7,058
Series 2015-H29, Class FA, 1.14%, 10/20/2065 (c)	9	9
Series 2015-H29, Class FJ, 1.12%, 11/20/2065 (c)	4,342	4,338
Series 2016-H01, Class FA, 1.34%, 1/20/2066 (c)	3,288	3,302
Series 2016-H06, Class FC, 1.36%, 2/20/2066 (c)	2,491	2,502
Series 2016-H06, Class FA, 1.39%, 2/20/2066 (c)	2,545	2,554
Series 2016-H09, Class FN, 1.29%, 3/20/2066 (c)	3,142	3,147
Series 2016-H14, Class FA, 1.24%, 6/20/2066 (c)	1,690	1,693
Series 2016-H24, Class AF, 1.29%, 11/20/2066 (c)	2,342	2,350
Series 2017-H07, Class FG, 0.90%, 2/20/2067 (c)	501	498
Series 2017-H14, Class FD, 0.91%, 6/20/2067 (c)	552	549
Series 2017-H16, Class CF, 0.91%, 7/20/2067 (c)	692	689
Series 2017-H15, Class FN, 0.94%, 7/20/2067 (c)	476	474
Series 2017-H19, Class FA, 0.89%, 8/20/2067 (c)	2,096	2,087
Series 2018-H04, Class FG, 0.72%, 2/20/2068 (c)	542	537
Series 2018-H07, Class FE, 0.79%, 2/20/2068 (c)	197	195
Series 2019-H01, Class FT, 0.84%, 10/20/2068 (c)	2,456	2,444
Series 2019-H05, Class FT, 2.10%, 4/20/2069 (c)	7,071	7,075
JPMorgan Mortgage Trust
Series 2004-S2, Class 5A1, 5.50%, 12/25/2019	177	165
Series 2006-A2, Class 4A1, 2.44%, 8/25/2034 (c)	426	435
Legacy Mortgage Asset Trust
Series 2019-GS5, Class A1, 3.20%, 5/25/2059 ‡ (a) (d)	1,572	1,569
Series 2020-GS5, Class A1, 3.25%, 6/25/2060 (a) (d)	1,010	998
Series 2021-GS3, Class A1, 1.75%, 7/25/2061 (a) (d)	4,162	3,924
LHOME Mortgage Trust Series 2021-RTL1, Class A1, 2.09%, 9/25/2026 (a) (c)	6,000	5,772
MASTR Alternative Loan Trust Series 2004-8, Class 6A1, 5.50%, 9/25/2019	—	—
MFA Trust Series 2021-NQM2, Class A1, 1.03%, 11/25/2064 (a) (c)	1,345	1,229
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-AR6, Class 4A1, 1.53%, 12/25/2035 (c)	1,320	398
NYMT Loan Trust
Series 2020-SP2, Class A1, 2.94%, 10/25/2060 (a) (c)	9,425	9,198
Series 2021-SP1, Class A1, 1.67%, 8/25/2061 (a) (d)	11,872	10,928
OBX Trust Series 2020-EXP3, Class 2A1, 1.91%, 1/25/2060 (a) (c)	1,089	1,081
PRPM LLC
Series 2020-4, Class A1, 2.95%, 10/25/2025 ‡ (a) (d)	9,487	9,171
Series 2020-6, Class A1, 2.36%, 11/25/2025 (a) (d)	4,122	3,978
Series 2021-1, Class A1, 2.12%, 1/25/2026 (a) (c)	10,644	10,143
Series 2021-2, Class A1, 2.12%, 3/25/2026 (a) (c)	10,227	9,817
Series 2021-3, Class A1, 1.87%, 4/25/2026 (a) (d)	5,282	5,018
Series 2021-4, Class A1, 1.87%, 4/25/2026 (a) (d)	6,548	6,176
Series 2021-5, Class A1, 1.79%, 6/25/2026 (a) (d)	15,551	14,598
Series 2021-6, Class A1, 1.79%, 7/25/2026 (a) (d)	15,663	14,738
Series 2021-7, Class A1, 1.87%, 8/25/2026 (a) (d)	6,557	6,142
Series 2021-11, Class A1, 2.49%, 11/25/2026 (a) (d)	2,648	2,502

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2021-RPL2, Class A1, 1.46%, 10/25/2051 (a) (c)	2,147	1,973
Visio Trust Series 2019-2, Class A1, 2.72%, 11/25/2054 (a) (c)	3,171	3,087
Total Collateralized Mortgage Obligations (Cost $863,260)		813,507
Commercial Mortgage-Backed Securities — 4.4%
ACRE Commercial Mortgage Ltd. Series 2021-FL4, Class A, 1.77%, 12/18/2037 (a) (c)	4,454	4,400
AREIT Trust Series 2021-CRE5, Class C, 3.12%, 8/17/2026 ‡ (a) (c)	8,292	7,967
BANK Series 2020-BN30, Class XA, IO, 1.33%, 12/15/2053 (c)	84,574	6,809
Benchmark Mortgage Trust Series 2018-B6, Class A2, 4.20%, 10/10/2051	1,229	1,236
BX Series 2021-MFM1, Class A, 1.57%, 1/15/2034 (a) (c)	3,000	2,913
BXMT Ltd. Series 2021-FL4, Class A, 1.92%, 5/15/2038 (a) (c)	6,000	5,913
Citigroup Commercial Mortgage Trust
Series 2013-GC17, Class C, 5.10%, 11/10/2046 ‡ (c)	3,000	2,955
Series 2014-GC21, Class A4, 3.58%, 5/10/2047	1,801	1,796
Series 2014-GC23, Class C, 4.43%, 7/10/2047 ‡ (c)	4,385	4,291
Commercial Mortgage Trust
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (a)	4,355	4,140
Series 2020-CBM, Class B, 3.10%, 2/10/2037 ‡ (a)	4,765	4,469
Series 2014-CR16, Class AM, 4.28%, 4/10/2047	9,853	9,817
Series 2014-UBS3, Class B, 4.31%, 6/10/2047 ‡	3,000	2,977
Series 2014-CR19, Class B, 4.70%, 8/10/2047 ‡ (c)	4,350	4,367
Series 2015-CR26, Class B, 4.44%, 10/10/2048 ‡ (c)	2,000	1,989
CSAIL Commercial Mortgage Trust
Series 2015-C1, Class A3, 3.24%, 4/15/2050	2,403	2,345
Series 2015-C2, Class B, 4.21%, 6/15/2057 ‡ (c)	1,750	1,679
DBJPM Mortgage Trust Series 2017-C6, Class A3, 3.27%, 6/10/2050	2,500	2,479
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K068, Class X1, IO, 0.43%, 8/25/2027 (c)	67,590	1,327
Series K740, Class X1, IO, 0.76%, 9/25/2027 (c)	104,619	3,541
Series K114, Class X1, IO, 1.12%, 6/25/2030 (c)	39,879	2,898
FNMA ACES Series 2020-M10, Class X1, IO, 1.78%, 12/25/2030 (c)	56,219	6,394
FREMF Mortgage Trust
Series 2016-K723, Class C, 3.57%, 11/25/2023 (a) (c)	2,700	2,680
Series 2018-K733, Class C, 4.08%, 9/25/2025 (a) (c)	7,000	6,886
Series 2019-K735, Class B, 4.02%, 5/25/2026 (a) (c)	7,480	7,427
Series 2013-K24, Class C, 3.49%, 11/25/2045 (a) (c)	4,500	4,501
Series 2013-K29, Class C, 3.47%, 5/25/2046 (a) (c)	1,580	1,575
Series 2013-K28, Class C, 3.49%, 6/25/2046 (a) (c)	7,000	6,989
Series 2013-K32, Class C, 3.53%, 10/25/2046 (a) (c)	3,000	2,977
Series 2013-K35, Class C, 3.93%, 12/25/2046 (a) (c)	5,000	5,005
Series 2014-K39, Class C, 4.16%, 8/25/2047 (a) (c)	6,500	6,467
Series 2015-K721, Class C, 3.74%, 11/25/2047 (a) (c)	6,100	6,099
Series 2014-K41, Class B, 3.83%, 11/25/2047 (a) (c)	18,840	18,664
Series 2014-K41, Class C, 3.83%, 11/25/2047 (a) (c)	4,350	4,283
Series 2015-K44, Class B, 3.72%, 1/25/2048 (a) (c)	6,000	5,919
Series 2015-K42, Class C, 3.85%, 1/25/2048 (a) (c)	1,000	992
Series 2015-K43, Class C, 3.73%, 2/25/2048 (a) (c)	6,000	5,869
Series 2015-K45, Class B, 3.61%, 4/25/2048 (a) (c)	1,246	1,231

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2015-K45, Class C, 3.61%, 4/25/2048 (a) (c)	9,700	9,490
Series 2016-K54, Class B, 4.05%, 4/25/2048 (a) (c)	1,500	1,481
Series 2015-K49, Class B, 3.72%, 10/25/2048 (a) (c)	11,350	11,215
Series 2015-K50, Class B, 3.78%, 10/25/2048 (a) (c)	8,000	7,929
Series 2015-K50, Class C, 3.78%, 10/25/2048 (a) (c)	2,000	1,935
Series 2016-K722, Class C, 3.89%, 7/25/2049 (a) (c)	4,000	3,995
Series 2017-K726, Class B, 4.00%, 7/25/2049 (a) (c)	7,375	7,357
Series 2017-K729, Class B, 3.67%, 11/25/2049 (a) (c)	5,600	5,530
Series 2018-K730, Class C, 3.80%, 2/25/2050 (a) (c)	1,620	1,587
Series 2019-K734, Class B, 4.05%, 2/25/2051 (a) (c)	3,400	3,383
Series 2020-K737, Class B, 3.30%, 1/25/2053 (a) (c)	1,540	1,474
GS Mortgage Securities Trust
Series 2013-GC12, Class B, 3.78%, 6/10/2046 ‡ (c)	2,625	2,613
Series 2014-GC24, Class A5, 3.93%, 9/10/2047	7,925	7,921
Independence Plaza Trust Series 2018-INDP, Class C, 4.16%, 7/10/2035 ‡ (a)	3,225	3,110
JPMBB Commercial Mortgage Securities Trust
Series 2015-C30, Class C, 4.23%, 7/15/2048 ‡ (c)	9,000	8,461
Series 2015-C31, Class C, 4.61%, 8/15/2048 ‡ (c)	2,750	2,622
JPMCC Commercial Mortgage Securities Trust Series 2017-JP6, Class A3, 3.11%, 7/15/2050	5,195	5,127
KKR Industrial Portfolio Trust
Series 2021-KDIP, Class A, 1.42%, 12/15/2037 (a) (c)	1,457	1,397
Series 2021-KDIP, Class B, 1.67%, 12/15/2037 ‡ (a) (c)	2,250	2,149
MHC Commercial Mortgage Trust
Series 2021-MHC, Class A, 1.68%, 4/15/2038 (a) (c)	3,500	3,391
Series 2021-MHC, Class D, 2.48%, 4/15/2038 ‡ (a) (c)	2,500	2,381
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C13, Class A3, 3.77%, 11/15/2046	889	885
Series 2014-C17, Class A4, 3.44%, 8/15/2047	1,033	1,026
Series 2014-C17, Class C, 4.48%, 8/15/2047 ‡ (c)	5,339	5,199
Series 2014-C18, Class B, 4.46%, 10/15/2047 ‡ (c)	5,250	5,169
Series 2015-C24, Class A3, 3.48%, 5/15/2048	7,536	7,408
Series 2016-C31, Class B, 3.88%, 11/15/2049 ‡ (c)	4,140	3,869
Morgan Stanley Capital I Series 2017-HR2, Class A2, 3.35%, 12/15/2050	4,000	3,993
Morgan Stanley Capital I Trust Series 2021-L6, Class A2, 2.13%, 6/15/2054 (c)	3,884	3,625
MRCD MARK Mortgage Trust Series 2019-PARK, Class B, 2.72%, 12/15/2036 ‡ (a)	6,000	5,668
OPG Trust Series 2021-PORT, Class B, 1.59%, 10/15/2036 (a) (c)	6,270	5,886
PFP Ltd. (Cayman Islands) Series 2021-7, Class A, 1.72%, 4/14/2038 (a) (c)	14,550	14,045
Velocity Commercial Capital Loan Trust
Series 2021-1, Class A, 1.40%, 5/25/2051 (a) (c)	4,244	3,868
Series 2021-2, Class A, 1.52%, 8/25/2051 (a) (c)	23,612	21,269
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class A, 2.02%, 2/15/2040 (a) (c)	10,497	10,172
Series 2015-C28, Class B, 4.08%, 5/15/2048 ‡ (c)	3,000	2,940
Series 2015-C29, Class C, 4.21%, 6/15/2048 ‡ (c)	1,250	1,208
Series 2016-C37, Class A3, 3.70%, 12/15/2049	643	637
Series 2017-C41, Class A2, 2.59%, 11/15/2050	2,000	1,901

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
WFRBS Commercial Mortgage Trust Series 2014-C25, Class AS, 3.98%, 11/15/2047	7,605	7,512
Total Commercial Mortgage-Backed Securities (Cost $404,108)		375,094
Mortgage-Backed Securities — 2.5%
FHLMC
Pool # 611141 ARM, 2.35%, 1/1/2027 (c)	8	8
Pool # 846774 ARM, 2.39%, 12/1/2027 (c)	5	5
Pool # 1B2844 ARM, 2.23%, 3/1/2035 (c)	38	38
Pool # 1L1380 ARM, 2.82%, 3/1/2035 (c)	833	884
Pool # 1L1379 ARM, 3.12%, 10/1/2035 (c)	508	512
Pool # 1G1861 ARM, 2.54%, 3/1/2036 (c)	246	253
Pool # 1J1380 ARM, 2.97%, 3/1/2036 (c)	268	278
Pool # 1J1313 ARM, 1.79%, 6/1/2036 (c)	50	52
Pool # 1G1028 ARM, 2.04%, 7/1/2036 (c)	18	19
Pool # 1N0273 ARM, 2.10%, 8/1/2036 (c)	47	48
Pool # 1K0035 ARM, 2.36%, 8/1/2036 (c)	57	57
Pool # 1J1393 ARM, 1.81%, 10/1/2036 (c)	424	437
Pool # 1J1378 ARM, 1.89%, 11/1/2036 (c)	113	116
Pool # 1N0346 ARM, 1.82%, 12/1/2036 (c)	103	103
Pool # 1J1418 ARM, 1.94%, 12/1/2036 (c)	70	70
Pool # 1J1467 ARM, 1.99%, 12/1/2036 (c)	126	130
Pool # 1J1541 ARM, 2.05%, 1/1/2037 (c)	342	346
Pool # 1J1516 ARM, 2.08%, 2/1/2037 (c)	70	72
Pool # 1N1458 ARM, 1.95%, 3/1/2037 (c)	128	132
Pool # 1J1635 ARM, 2.06%, 3/1/2037 (c)	146	149
Pool # 1J1522 ARM, 2.67%, 3/1/2037 (c)	74	76
Pool # 1Q0339 ARM, 2.77%, 4/1/2037 (c)	13	13
Pool # 1Q0697 ARM, 1.89%, 5/1/2037 (c)	547	564
Pool # 1J1681 ARM, 2.23%, 6/1/2037 (c)	532	556
Pool # 1J1685 ARM, 2.23%, 6/1/2037 (c)	153	153
Pool # 847871 ARM, 1.46%, 8/1/2037 (c)	108	108
Pool # 1J2834 ARM, 2.14%, 8/1/2037 (c)	84	87
Pool # 1Q0476 ARM, 2.06%, 10/1/2037 (c)	136	136
Pool # 1J2945 ARM, 2.00%, 11/1/2037 (c)	51	51
Pool # 1Q0894 ARM, 3.14%, 1/1/2038 (c)	217	216
Pool # 1Q0722 ARM, 2.52%, 4/1/2038 (c)	244	254
FHLMC Gold Pools, 15 Year
Pool # G13274 5.50%, 10/1/2023	66	66
Pool # G13301 5.50%, 10/1/2023	310	313
Pool # J10284 6.00%, 12/1/2023	9	9
Pool # G13433 5.50%, 1/1/2024	33	34
Pool # J14783 4.00%, 3/1/2026	49	50
Pool # G14643 4.00%, 8/1/2026	64	66
Pool # G14973 4.00%, 12/1/2028	75	77
Pool # J31731 3.00%, 5/1/2030	406	407
FHLMC Gold Pools, 20 Year
Pool # G30262 6.00%, 10/1/2024	21	22
Pool # G30325 5.50%, 3/1/2027	586	613

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # C91261 4.50%, 8/1/2029	115	117
Pool # C91349 4.50%, 12/1/2030	111	114
Pool # G30565 4.50%, 10/1/2031	246	251
Pool # G30701 5.00%, 11/1/2031	88	92
Pool # C91388 3.50%, 2/1/2032	2,436	2,454
Pool # C91447 3.50%, 5/1/2032	182	184
Pool # C91449 4.00%, 5/1/2032	897	920
Pool # C91581 3.00%, 11/1/2032	932	926
Pool # G30669 4.50%, 12/1/2033	1,299	1,330
Pool # C91761 4.00%, 5/1/2034	895	914
Pool # K92617 3.00%, 4/1/2035	4,183	4,157
Pool # C91862 3.50%, 1/1/2036	3,124	3,166
Pool # C91880 3.50%, 6/1/2036	1,699	1,722
FHLMC Gold Pools, 30 Year
Pool # A30588 6.00%, 7/1/2032	91	96
Pool # G01665 5.50%, 3/1/2034	1,718	1,851
Pool # G05046 5.00%, 11/1/2036	95	101
Pool # G03073 5.50%, 7/1/2037	785	849
Pool # G04772 7.00%, 8/1/2038	102	111
Pool # G05798 5.50%, 1/1/2040	182	197
Pool # G06061 4.00%, 10/1/2040	3,902	3,998
Pool # Q06999 4.00%, 3/1/2042	2,097	2,149
Pool # Q35618 4.00%, 8/1/2045	2,580	2,644
Pool # G60701 4.50%, 3/1/2046	2,395	2,495
Pool # G08729 4.50%, 9/1/2046	492	509
Pool # Q53595 3.50%, 1/1/2048	34	34
FHLMC Gold Pools, Other
Pool # T45022 2.50%, 1/1/2028	2,929	2,806
Pool # U79013 2.50%, 4/1/2028	622	618
Pool # U79014 2.50%, 5/1/2028	790	784
Pool # T40143 2.50%, 7/1/2028	602	576
Pool # U79019 3.00%, 7/1/2028	133	133
Pool # U79026 2.50%, 9/1/2028	160	159
Pool # U49013 3.00%, 9/1/2028	1,273	1,265
Pool # G20027 10.00%, 10/1/2030	20	21
Pool # G20028 7.50%, 12/1/2036	1,857	1,979
Pool # RE6019 3.00%, 12/1/2049	617	584
Pool # RE6030 3.50%, 2/1/2050	468	454
Pool # RE6028 3.00%, 4/1/2050	381	360
Pool # RE6048 2.50%, 5/1/2050	1,512	1,371
Pool # RE6041 3.00%, 5/1/2050	6,180	5,846
FHLMC UMBS, 15 Year
Pool # ZS8076 4.00%, 7/1/2033	2,170	2,243
Pool # ZS8124 4.00%, 8/1/2033	3,320	3,423
FHLMC UMBS, 20 Year Pool # ZT1674 5.00%, 2/1/2035	4,742	4,946
FHLMC UMBS, 30 Year
Pool # ZM4070 4.00%, 9/1/2047	3,344	3,388
Pool # ZM4714 3.50%, 11/1/2047	2,085	2,072

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FNMA
Pool # 325081 ARM, 2.72%, 10/1/2025 (c)	3	3
Pool # 409902 ARM, 2.49%, 6/1/2027 (c)	5	5
Pool # 52597 ARM, 2.18%, 7/1/2027 (c)	2	2
Pool # 725902 ARM, 1.91%, 9/1/2034 (c)	47	47
Pool # 810896 ARM, 2.20%, 1/1/2035 (c)	26	27
Pool # 865095 ARM, 3.11%, 10/1/2035 (c)	380	382
Pool # AD0295 ARM, 2.43%, 3/1/2036 (c)	244	243
Pool # 894571 ARM, 2.81%, 3/1/2036 (c)	605	631
Pool # 877009 ARM, 3.15%, 3/1/2036 (c)	342	355
Pool # 895687 ARM, 2.97%, 5/1/2036 (c)	43	44
Pool # 882099 ARM, 3.03%, 7/1/2036 (c)	70	70
Pool # 886558 ARM, 2.02%, 8/1/2036 (c)	150	156
Pool # 887714 ARM, 2.17%, 8/1/2036 (c)	94	94
Pool # 745858 ARM, 2.47%, 8/1/2036 (c)	34	35
Pool # 884722 ARM, 2.64%, 8/1/2036 (c)	66	66
Pool # 882241 ARM, 1.91%, 10/1/2036 (c)	193	193
Pool # 870920 ARM, 1.87%, 12/1/2036 (c)	18	19
Pool # AD0296 ARM, 1.87%, 12/1/2036 (c)	410	409
Pool # 905593 ARM, 2.02%, 12/1/2036 (c)	35	36
Pool # 905196 ARM, 2.29%, 12/1/2036 (c)	17	17
Pool # 888143 ARM, 1.82%, 1/1/2037 (c)	42	43
Pool # 920954 ARM, 1.97%, 1/1/2037 (c)	365	375
Pool # 913984 ARM, 1.79%, 2/1/2037 (c)	270	279
Pool # 910178 ARM, 2.36%, 3/1/2037 (c)	422	421
Pool # 936588 ARM, 1.89%, 4/1/2037 (c)	61	63
Pool # 888750 ARM, 2.62%, 4/1/2037 (c)	53	55
Pool # 944105 ARM, 1.53%, 7/1/2037 (c)	4	4
Pool # 948208 ARM, 1.73%, 7/1/2037 (c)	444	456
Pool # 950385 ARM, 1.25%, 8/1/2037 (c)	6	6
Pool # 950382 ARM, 1.47%, 8/1/2037 (c)	810	826
Pool # 952182 ARM, 1.95%, 11/1/2037 (c)	151	155
Pool # AD0081 ARM, 1.99%, 11/1/2037 (c)	137	136
Pool # 995108 ARM, 2.07%, 11/1/2037 (c)	369	382
Pool # 966911 ARM, 2.07%, 12/1/2037 (c)	65	67
FNMA UMBS, 10 Year Pool # MA2233 2.50%, 4/1/2025	48	48
FNMA UMBS, 15 Year
Pool # 889094 6.50%, 1/1/2023	10	10
Pool # 995286 6.50%, 3/1/2023	1	1
Pool # AL0229 5.50%, 9/1/2023	11	11
Pool # AA1035 6.00%, 12/1/2023	19	19
Pool # AD0471 5.50%, 1/1/2024	1	1
Pool # 995381 6.00%, 1/1/2024	19	19
Pool # AE0081 6.00%, 7/1/2024	101	102
Pool # 931730 5.00%, 8/1/2024	54	56
Pool # AD0365 5.50%, 9/1/2024	6	6
Pool # AD0662 5.50%, 1/1/2025	213	216
Pool # AL2193 5.50%, 7/1/2025	307	311

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AJ5336 3.00%, 11/1/2026	60	60
Pool # AK0971 3.00%, 2/1/2027	59	59
Pool # AO0800 3.00%, 4/1/2027	80	80
Pool # AP7842 3.00%, 9/1/2027	71	71
Pool # AL3439 4.00%, 9/1/2027	292	298
Pool # AL4307 4.00%, 10/1/2028	554	569
Pool # AL6105 4.00%, 12/1/2029	50	51
Pool # FM4436 4.00%, 6/1/2034	2,539	2,611
FNMA UMBS, 20 Year
Pool # 254344 6.50%, 6/1/2022	—	—
Pool # 745763 6.50%, 3/1/2025	15	16
Pool # 256714 5.50%, 5/1/2027	148	155
Pool # MA0214 5.00%, 10/1/2029	740	772
Pool # AD5474 5.00%, 5/1/2030	255	266
Pool # MA0534 4.00%, 10/1/2030	106	108
Pool # AL4165 4.50%, 1/1/2031	612	624
Pool # MA0804 4.00%, 7/1/2031	112	114
Pool # MA0792 4.50%, 7/1/2031	1,000	1,021
Pool # MA3894 4.00%, 9/1/2031	150	153
Pool # 890653 4.50%, 1/1/2032	519	529
Pool # AL5958 4.00%, 3/1/2032	1,201	1,227
Pool # MA1037 3.00%, 4/1/2032	1,020	1,013
Pool # AL1722 4.50%, 4/1/2032	86	88
Pool # AB5811 3.00%, 8/1/2032	1,447	1,436
Pool # AL7474 3.50%, 10/1/2032	1,062	1,069
Pool # MA1270 2.50%, 11/1/2032	628	590
Pool # AL3190 4.00%, 12/1/2032	416	425
Pool # MA1802 3.00%, 1/1/2034	784	777
Pool # AL8051 4.00%, 5/1/2034	3,628	3,733
Pool # AL5373 4.50%, 5/1/2034	447	457
Pool # MA2587 3.50%, 4/1/2036	2,165	2,192
Pool # FM2477 3.00%, 5/1/2036	3,334	3,311
Pool # AS7789 3.00%, 8/1/2036	3,833	3,807
Pool # BM1370 3.00%, 4/1/2037	1,850	1,824
Pool # BJ2544 3.00%, 12/1/2037	1,367	1,340
Pool # FM2922 3.00%, 2/1/2038	2,347	2,330
FNMA UMBS, 30 Year
Pool # 250511 6.50%, 3/1/2026	1	1
Pool # 555889 8.00%, 12/1/2030	8	9
Pool # 254548 5.50%, 12/1/2032	910	974
Pool # 555458 5.50%, 5/1/2033	1,756	1,886
Pool # AB0054 4.50%, 12/1/2034	2,248	2,342
Pool # 735503 6.00%, 4/1/2035	1,246	1,340
Pool # 745275 5.00%, 2/1/2036	2,107	2,243
Pool # 889118 5.50%, 4/1/2036	2,387	2,565
Pool # 889209 5.00%, 5/1/2036	124	132
Pool # 745948 6.50%, 10/1/2036	181	199
Pool # 889494 5.50%, 1/1/2037	166	178

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AD0249 5.50%, 4/1/2037	1,681	1,805
Pool # 995024 5.50%, 8/1/2037	254	273
Pool # 950302 7.00%, 8/1/2037	432	478
Pool # 888890 6.50%, 10/1/2037	526	576
Pool # 929005 6.00%, 1/1/2038	280	302
Pool # 890268 6.50%, 10/1/2038	938	1,020
Pool # 995149 6.50%, 10/1/2038	571	624
Pool # AL7521 5.00%, 6/1/2039	324	343
Pool # AC3237 5.00%, 10/1/2039	141	150
Pool # AB2025 5.00%, 1/1/2040	924	982
Pool # AD6431 4.50%, 6/1/2040	171	179
Pool # AT6153 4.00%, 2/1/2042	7,103	7,271
Pool # AK6740 4.00%, 3/1/2042	1,665	1,713
Pool # AL2171 4.00%, 6/1/2042	2,148	2,208
Pool # AO9370 3.50%, 7/1/2042	3,101	3,095
Pool # AO7185 4.00%, 9/1/2042	855	872
Pool # AB9260 3.50%, 5/1/2043	2,459	2,454
Pool # AS1334 4.50%, 12/1/2043	2,544	2,646
Pool # BM3560 4.00%, 11/1/2044	1,222	1,251
Pool # FM3582 4.00%, 11/1/2044	1,665	1,707
Pool # AL7622 4.00%, 5/1/2045	2,751	2,817
Pool # AL7590 3.50%, 10/1/2045	713	710
Pool # BM5450 5.00%, 2/1/2049	4,127	4,326
Pool # BO7504 3.00%, 1/1/2050	92	88
FNMA, 30 Year Pool # 801357 5.50%, 8/1/2034	54	56
FNMA, Other
Pool # AB7351 2.50%, 12/1/2027	662	647
Pool # AQ8837 2.50%, 12/1/2027	394	391
Pool # AQ9357 2.50%, 1/1/2028	205	196
Pool # AQ9760 2.50%, 2/1/2028	1,043	1,018
Pool # MA1360 2.50%, 2/1/2028	1,312	1,301
Pool # MA1557 3.00%, 8/1/2028	218	217
Pool # BK4847 2.50%, 4/1/2033	383	369
Pool # BF0194 4.50%, 7/1/2040	3,013	3,067
Pool # MA0896 4.00%, 11/1/2041	375	370
Pool # MA1188 3.00%, 9/1/2042	1,962	1,857
Pool # MA1349 3.00%, 2/1/2043	1,828	1,730
Pool # MA1371 3.00%, 3/1/2043	601	569
Pool # MA1433 3.00%, 5/1/2043	799	756
Pool # MA1510 4.00%, 7/1/2043	944	961
Pool # AL6167 3.50%, 1/1/2044	1,389	1,384
Pool # BM3994 3.50%, 1/1/2044	1,795	1,789
Pool # AL6854 3.00%, 2/1/2044	2,575	2,497
Pool # AL7826 3.50%, 1/1/2046	2,094	2,080
Pool # MA2621 3.50%, 5/1/2046	422	411
Pool # MA2744 3.50%, 9/1/2046	997	973
Pool # BH8493 3.00%, 11/1/2047	1,571	1,486
Pool # MA3197 3.00%, 11/1/2047	778	736

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BM5053 3.00%, 4/1/2048	582	546
Pool # BM6073 3.00%, 7/1/2049	1,290	1,222
Pool # MA3876 3.00%, 12/1/2049	2,421	2,291
Pool # MA3913 3.00%, 1/1/2050	1,183	1,120
Pool # CA5133 3.00%, 2/1/2050	576	544
Pool # MA3971 3.00%, 3/1/2050	3,712	3,513
Pool # MA3997 3.00%, 4/1/2050	17	16
Pool # CA5979 3.00%, 5/1/2050	550	522
Pool # MA4029 3.00%, 5/1/2050	519	491
Pool # MA4057 2.50%, 6/1/2050	880	798
Pool # CA6065 3.00%, 6/1/2050	421	399
Pool # MA4058 3.00%, 6/1/2050	358	339
Pool # CA6385 3.00%, 7/1/2050	553	523
Pool # MA4108 2.50%, 8/1/2050	9	8
GNMA I, 15 Year
Pool # 782933 6.50%, 10/15/2023	7	7
Pool # 783929 4.00%, 5/15/2026	65	66
GNMA I, 30 Year
Pool # 403964 9.00%, 9/15/2024	1	1
Pool # 780831 9.50%, 12/15/2024	—	—
Pool # 780115 8.50%, 4/15/2025	1	1
Pool # 780965 9.50%, 12/15/2025	—	—
Pool # 423946 9.00%, 10/15/2026	—	—
Pool # 687926 6.50%, 9/15/2038	1,297	1,442
Pool # 785282 4.25%, 10/15/2040	10,384	10,666
Pool # AE7700 3.50%, 8/15/2043	532	532
GNMA II
Pool # 8046 ARM, 2.00%, 9/20/2022 (c)	—	—
Pool # 8746 ARM, 1.75%, 11/20/2025 (c)	13	13
Pool # 8790 ARM, 2.63%, 1/20/2026 (c)	6	6
Pool # 80053 ARM, 2.63%, 3/20/2027 (c)	1	—
Pool # 80152 ARM, 2.63%, 1/20/2028 (c)	—	—
GNMA II, 15 Year
Pool # 5136 4.00%, 8/20/2026	55	57
Pool # 5208 3.00%, 10/20/2026	856	840
Pool # 5277 3.50%, 1/20/2027	176	178
GNMA II, 30 Year
Pool # 1974 8.50%, 3/20/2025	3	3
Pool # 1989 8.50%, 4/20/2025	3	3
Pool # 2285 8.00%, 9/20/2026	5	5
Pool # 2499 8.00%, 10/20/2027	1	1
Pool # 2525 8.00%, 12/20/2027	1	1
Pool # 2646 7.50%, 9/20/2028	3	3
Pool # 4224 7.00%, 8/20/2038	598	670
Pool # 4245 6.00%, 9/20/2038	785	849
Pool # 4247 7.00%, 9/20/2038	1,146	1,258

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
GNMA II, Other Pool # MA6081 3.50%, 8/20/2049	869	851
Total Mortgage-Backed Securities (Cost $228,421)		216,472
	SHARES (000)
Short Term Investments — 8.5%
Investment Companies — 4.5%
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.72% (e) (f) (Cost $389,735)	389,735	389,735
	PRINCIPAL AMOUNT ($000)
U.S. Treasury Obligations — 4.0%
U.S. Treasury Bills
0.08%, 6/16/2022 (g)	84,155	84,135
0.77%, 9/8/2022 (g) (h)	15,395	15,347
1.49%, 3/23/2023 (g)	248,015	244,376
Total U.S. Treasury Obligations (Cost $344,538)		343,858
Total Short Term Investments (Cost $734,273)		733,593
Total Investments — 101.1% (Cost $9,009,747)		8,680,007
Liabilities in Excess of Other Assets — (1.1)%		(95,309)
NET ASSETS — 100.0%		8,584,698

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of May 31, 2022.
CIFC	Commercial Industrial Finance Corp.
CLO	Collateralized Loan Obligations
CSMC	Credit Suisse Mortgage Trust
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
ICE	Intercontinental Exchange
IF	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of May 31, 2022. The rate may be subject to a cap and floor.
IO	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
LIBOR	London Interbank Offered Rate
PO	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
REMIC	Real Estate Mortgage Investment Conduit
SOFR	Secured Overnight Financing Rate
STRIPS	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(b)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of May 31, 2022.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of May 31, 2022.
(d)	Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of May 31, 2022.
(e)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(f)	The rate shown is the current yield as of May 31, 2022.
(g)	The rate shown is the effective yield as of May 31, 2022.
(h)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
Futures contracts outstanding as of May 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 2 Year Note	12,289	09/30/2022	USD	2,594,035	(1,085)
Short Contracts
U.S. Treasury 5 Year Note	(5,778)	09/30/2022	USD	(652,598)	(1,969)
U.S. Treasury 10 Year Note	(939)	09/21/2022	USD	(112,123)	759
U.S. Treasury 10 Year Ultra Note	(477)	09/21/2022	USD	(61,242)	639
U.S. Treasury Ultra Bond	(97)	09/21/2022	USD	(15,077)	49
					(522)
					(1,607)

Abbreviations
USD	United States Dollar

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
A.  Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at May 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•	Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•	Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•	Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$2,008,217	$258,372	$2,266,589
Collateralized Mortgage Obligations	—	798,411	15,096	813,507
Commercial Mortgage-Backed Securities	—	299,011	76,083	375,094
Corporate Bonds	—	2,907,583	—	2,907,583
Mortgage-Backed Securities	—	216,472	—	216,472
U.S. Treasury Obligations	—	1,367,169	—	1,367,169
Short-Term Investments
Investment Companies	389,735	—	—	389,735
U.S. Treasury Obligations	—	343,858	—	343,858
Total Short-Term Investments	389,735	343,858	—	733,593
Total Investments in Securities	$389,735	$7,940,721	$349,551	$8,680,007
Appreciation in Other Financial Instruments
Futures Contracts	$1,447	$—	$—	$1,447
Depreciation in Other Financial Instruments
Futures Contracts	(3,054)	—	—	(3,054)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(1,607)	$—	$—	$(1,607)
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2022	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of May 31, 2022
Investments in securities:
Asset-Backed Securities	$217,395	$—	$(8,582)	$(25)	$—	$(19,334)	$97,086	$(16,568)	$(11,600)	$258,372
Collateralized Mortgage Obligations	2,932	(16)	(341)	—(b)	—	(1,810)	2,731	—	11,600	15,096
Commercial Mortgage-Backed Securities	81,685	—	(2,853)	(23)	—	—	3,240	(5,966)	—	76,083
Total	$302,012	$(16)	$(11,776)	$(48)	$—	$(21,144)	$103,057	$(22,534)	$—	$349,551

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Collateralized Mortgage Obligations.
(b)	Amount rounds to less than one thousand.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at May 31, 2022, which were valued using significant unobservable inputs (level 3) amounted to $(11,782).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended May 31, 2022
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Short Duration Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF May 31, 2022  (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at May 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$235,656	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 33.00% (12.14%)
			Constant Default Rate	0.00% - 6.20% (0.00%)
			Yield (Discount Rate of Cash Flows)	3.09% - 6.97% (5.41%)

Asset-Backed Securities	235,656
	15,096	Discounted Cash Flow	Constant Prepayment Rate	6.00% - 100% (20.98%)
			Yield (Discount Rate of Cash Flows)	3.30% - 5.51% (5.08%)

Collateralized Mortgage Obligations	15,096
	68,115	Discounted Cash Flow	Yield (Discount Rate of Cash Flows)	4.21% - 6.44% (5.44%)

Commercial Mortgage-Backed Securities	68,115
Total	318,867

#	The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At May 31, 2022, the value of these investments was $30,684. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.
(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B.  Investment Transactions with Affiliates — The Fund invested in an Underlying Fund, which is advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended May 31, 2022
Security Description	Value at February 28, 2022	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at May 31, 2022	Shares at May 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan U.S. Government Money Market Fund Class Institutional Shares, 0.72% (a) (b)	$154,305	$967,100	$731,670	$—	$—	$389,735	389,735	$234	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of May 31, 2022.